UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08673

Dreyfus Investment Portfolios
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/30/18

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Investment Portfolios, Core Value Portfolio

SEMIANNUAL REPORT June 30, 2018

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Investment Portfolios, Core Value Portfolio	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, Core Value Portfolio, covering the six-month period from January 1, 2018 through June 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Volatility returned to the financial markets over the first half of 2018. Although stocks set a series of new record highs in January amid growing corporate earnings, reduced corporate tax rates and synchronized global economic growth, investors later grew nervous about rising interest rates, renewed inflationary pressures, escalating geopolitical tensions and the prospects of more protectionist U.S. trade policies. Consequently, U.S. stocks produced mildly positive returns over the reporting period. Meanwhile, bonds typically lost a degree of value over the first six months of the year due to rising interest rates and inflation concerns.

Despite the return of heightened market volatility, we believe that underlying market fundamentals remain sound. Ongoing economic growth, robust labor markets, rising corporate earnings and strong consumer and business confidence seem likely to support stock and corporate bond prices over the months ahead. Monetary policymakers have indicated that short-term interest rates probably will rise further, but U.S. government bond prices may already reflect those expectations. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
July 16, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2018 through June 30, 2018, as provided by Brian Ferguson, Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended June 30, 2018, Dreyfus Investment Portfolios, Core Value Portfolio’s Initial shares produced a total return of -0.91%, and its Service shares returned -1.07%.1 In comparison, the fund’s benchmark, the Russell 1000® Value Index (the “Index”), produced a total return of -1.69% for the same period.2

Value-oriented stocks posted mild losses, on average, during the reporting period amid heightened market volatility, intensifying inflationary pressures, and international trade tensions. The fund outperformed the Index, largely due to relatively good security selections in 7 out of the Index’s 11 market sectors.

The Fund’s Investment Approach

The fund seeks long-term growth of capital, with current income as a secondary objective. To pursue its goals, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund focuses on stocks of large-cap value companies. The fund typically invests mainly in the stocks of U.S. issuers, and will limit its holdings of foreign stocks to 20% of the value of its total assets.

When choosing stocks, the fund uses a “bottom-up” stock-selection approach, focusing on individual companies, rather than a “top-down” approach that forecasts market trends. A three-step value-screening process is used to select stocks based on value, sound business fundamentals, and positive business momentum.

Stocks Fluctuated Amid Uncertainty

A growing U.S. economy and passage of business-friendly tax reforms drove U.S. stocks sharply higher in January 2018. In February, however, stocks reversed course and volatility soared in response to rising wage pressures, which, along with other indicators, signaled a possible acceleration of inflation. Although the market recovered ground as these concerns eased through the rest of February, March saw another decline sparked by escalating geopolitical tensions stemming from more protectionist U.S. trade policies.

Positive U.S. economic data continued to accrue during the second quarter of 2018. Stocks gradually recouped previous losses, but the market’s advance was constrained by concerns related to tariffs imposed by the United States on steel and aluminum imports, which were followed by retaliation from overseas trading partners, including the threat of higher tariffs on a variety of U.S. exports. The industrials and materials sectors were hit particularly hard by escalating trade tensions, and interest rate-sensitive industry groups also lagged market averages. In contrast, information technology and consumer discretionary stocks fared relatively well.

In this challenging environment, value-oriented stocks generally underperformed their more growth-oriented counterparts.

Individual Stock Selections Drove Fund Outperformance

The fund’s stock selection strategy proved beneficial across a variety of industry groups during the reporting period. In the energy sector, we focused on companies leveraged to rising oil prices, including refiner Valero Energy and exploration-and-production companies Hess, Occidental Petroleum, Phillips 66, and Anadarko Petroleum. Returns from consumer staples holdings benefited from underweighted exposure to relatively weak tobacco and household products companies and overweighted exposure to food producer Kellogg. Among industrials holdings, the fund generally

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

avoided weakness in large conglomerates, focusing instead on better-positioned defense contractors, such as Raytheon and Harris.

In the materials sector, top performers included agricultural chemicals producer CF Industries Holdings, as well as construction materials companies Vulcan Materials and Martin Marietta Materials. Returns from the telecommunication services sector were bolstered by overweighted exposure to Verizon Communications and an underweighted position in AT&T. The fund’s best-performing consumer discretionary holding, Twenty-First Century Fox, rose sharply when companies seeking to acquire the film and television studio engaged in a bidding war. Top technology holdings ranged from communications equipment makers, such as Cisco Systems, to software developers, such as Fortinet, and semiconductor manufacturers, such as Texas Instruments. Health plan provider Humana stood out among health care holdings.

On a more negative note, disappointments in the financials sector included American International Group (AIG), Athene Holding, Goldman Sachs Group, and Capital One Financial. Lack of exposure to the real estate sector, which slightly outperformed the Index, further undermined relative performance. A few holdings in other sectors also lagged market averages, the most notable of which included energy company Marathon Petroleum, food products maker The Kraft Heinz Company, engineering services provider Quanta Services, information technology firm International Business Machines, and pharmaceutical giant Merck & Co.

Positioned for Further Gains

Despite rising interest rates and ongoing trade tensions, we believe the robust U.S. economy and recent changes to the tax code set the stage for stock market advances in the second half of 2018. As of the end of the reporting period, we have positioned the fund to benefit from a constructive market environment through mildly overweighted exposure to carefully selected stocks in the financials, materials, telecommunication services, and industrials sectors. On the other hand, the fund holds relatively little exposure to the real estate, consumer discretionary, utilities, consumer staples, and health care sectors.

July 16, 2018

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies that are considered more value-oriented relative to the overall market as defined by Russell’s leading style methodology. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of Dreyfus Investment Portfolios, Core Value Portfolio made available through insurance products may be similar to those of other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, Core Value Portfolio from January 1, 2018 to June 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2018
	Initial Shares	Service Shares
Expenses paid per $1,000†	$7.85	$9.08
Ending value (after expenses)	$990.90	$989.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2018
	Initial Shares	Service Shares
Expenses paid per $1,000†	$7.95	$9.20
Ending value (after expenses)	$1,016.91	$1,015.67

† Expenses are equal to the fund’s annualized expense ratio of 1.59% for Initial shares and 1.84% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
June 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 100.2%
Automobiles & Components - .8%
General Motors	3,969		156,379
Banks - 16.7%
Bank of America	23,037		649,413
BB&T	6,568		331,290
Citigroup	4,000		267,680
JPMorgan Chase & Co.	7,828		815,678
PNC Financial Services Group	2,211		298,706
SunTrust Banks	4,172		275,435
U.S. Bancorp	3,754		187,775
Wells Fargo & Co.	6,222		344,948
			3,170,925
Capital Goods - 7.6%
Dover	1,220		89,304
Harris	633		91,494
Honeywell International	1,658		238,835
L3 Technologies	1,048		201,551
Northrop Grumman	724		222,775
Quanta Services	2,626	[a]	87,708
Raytheon	978		188,930
United Technologies	2,643		330,454
			1,451,051
Consumer Services - .5%
Las Vegas Sands	1,205		92,014
Diversified Financials - 8.9%
Ameriprise Financial	653		91,342
Berkshire Hathaway, Cl. B	4,501	[a]	840,112
Capital One Financial	1,030		94,657
Goldman Sachs Group	637		140,503
LPL Financial Holdings	1,974		129,376
Raymond James Financial	1,435		128,217
Voya Financial	5,572	[b]	261,884
			1,686,091
Energy - 13.4%
Anadarko Petroleum	5,213		381,852
Apergy	3,524	[b]	147,127
EOG Resources	797		99,171
Hess	3,810		254,851
Marathon Petroleum	4,656		326,665
Occidental Petroleum	5,837		488,440
Phillips 66	3,403		382,191
Schlumberger	1,967		131,848

6

Description	Shares		Value ($)
Common Stocks - 100.2% (continued)
Energy - 13.4% (continued)
Valero Energy	3,052		338,253
			2,550,398
Exchange-Traded Funds - .8%
iShares Russell 1000 Value ETF	1,181		143,350
Food, Beverage & Tobacco - 5.9%
Coca-Cola	2,063		90,483
Coca-Cola European Partners	2,264		92,009
Conagra Brands	6,418		229,315
Kellogg	5,245	[b]	366,468
Kraft Heinz	2,335		146,685
Mondelez International, Cl. A	2,464		101,024
PepsiCo	918		99,943
			1,125,927
Health Care Equipment & Services - 6.5%
Abbott Laboratories	3,843		234,385
Boston Scientific	3,125	[a]	102,187
CVS Health	2,883		185,521
DaVita	1,245	[a]	86,453
Humana	637		189,590
McKesson	626		83,508
Quest Diagnostics	1,493		164,140
UnitedHealth Group	762		186,949
			1,232,733
Insurance - 3.3%
American International Group	3,868		205,081
Assurant	1,370		141,781
Athene Holding, Cl. A	2,223	[a]	97,456
Hartford Financial Services Group	3,763		192,402
			636,720
Materials - 8.9%
CF Industries Holdings	7,077		314,219
DowDuPont	5,665		373,437
Freeport-McMoRan	8,318		143,569
Martin Marietta Materials	1,257		280,726
Mosaic	5,154		144,570
Newmont Mining	3,709		139,866
Vulcan Materials	2,232		288,062
			1,684,449
Media - 2.0%
Comcast, Cl. A	5,757		188,887
Omnicom Group	2,554	[b]	194,794
			383,681

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 100.2% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 6.0%
Biogen	325	[a]	94,328
Bristol-Myers Squibb	1,678		92,861
Gilead Sciences	1,217		86,212
Merck & Co.	5,675		344,472
Mylan	2,410	[a]	87,097
Pfizer	11,843		429,664
			1,134,634
Retailing - .5%
Advance Auto Parts	692		93,904
Semiconductors & Semiconductor Equipment - 2.2%
Broadcom	378		91,718
QUALCOMM	2,534		142,208
Texas Instruments	1,640		180,810
			414,736
Software & Services - 3.7%
Alphabet, Cl. A	83	[a]	93,723
International Business Machines	2,366		330,530
Oracle	4,195		184,832
Teradata	2,214	[a,b]	88,892
			697,977
Technology Hardware & Equipment - 4.4%
Apple	770		142,535
Cisco Systems	14,385		618,987
Xerox	3,097		74,328
			835,850
Telecommunication Services - 5.0%
AT&T	9,171		294,481
Verizon Communications	13,125		660,319
			954,800
Transportation - 1.3%
Delta Air Lines	5,002		247,799
Utilities - 1.8%
FirstEnergy	7,055	[b]	253,345
PPL	3,324		94,900
			348,245
Total Common Stocks (cost $15,734,521)			19,041,663

8

Description	7-Day Yield (%)	Shares		Value ($)
Other Investment - .2%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $41,154)	1.83	41,154	[c]	41,154
Total Investments (cost $15,775,675)		100.4%		19,082,817
Liabilities, Less Cash and Receivables		(.4%)		(69,911)
Net Assets		100.0%		19,012,906

ETF—Exchange-Traded Fund

aNon-income producing security.

bSecurity, or portion thereof, on loan. At June 30, 2018, the value of the fund’s securities on loan was $1,011,358 and the value of the collateral held by the fund was $1,189,864, consisting of U.S. Government & Agency securities.

cInvestment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Banks	16.7
Energy	13.4
Diversified Financials	8.9
Materials	8.9
Capital Goods	7.6
Health Care Equipment & Services	6.5
Pharmaceuticals, Biotechnology & Life Sciences	6.0
Food, Beverage & Tobacco	5.9
Telecommunication Services	5.0
Technology Hardware & Equipment	4.4
Software & Services	3.7
Insurance	3.3
Semiconductors & Semiconductor Equipment	2.2
Media	2.0
Utilities	1.8
Transportation	1.3
Automobiles & Components	.8
Exchange-Traded Funds	.8
Retailing	.5
Consumer Services	.5
Money Market Investment	.2
100.4

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 12/31/17($)	Purchases($)	Sales($)	Value 6/30/18($)	Net Assets(%)	Dividends/ Distributions($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	46,300	3,288,941	3,294,087	41,154.2		506
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	201,569	433,148	634,717	-	-	-
Total	247,869	3,722,089	3,928,804	41,154.2		506

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,011,358)—Note 1(b):
Unaffiliated issuers	15,734,521	19,041,663
Affiliated issuers	41,154	41,154
Cash		507
Receivable for investment securities sold		210,031
Dividends and securities lending income receivable		15,875
Prepaid expenses		121
		19,309,351
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		23,630
Payable for investment securities purchased		233,958
Trustees fees and expenses payable		2,177
Payable for shares of Beneficial Interest redeemed		471
Accrued expenses		36,209
		296,445
Net Assets ($)		19,012,906
Composition of Net Assets ($):
Paid-in capital		14,727,956
Accumulated undistributed investment income—net		53,318
Accumulated net realized gain (loss) on investments		924,490
Accumulated net unrealized appreciation (depreciation) on investments		3,307,142
Net Assets ($)		19,012,906

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	18,303,190	709,716
Shares Outstanding	1,255,774	47,732
Net Asset Value Per Share ($)	14.58	14.87

See notes to financial statements.

11

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	212,447
Affiliated issuers	506
Income from securities lending—Note 1(b)	514
Total Income	213,467
Expenses:
Management fee—Note 3(a)	73,917
Professional fees	49,186
Custodian fees—Note 3(b)	6,321
Prospectus and shareholders’ reports	5,581
Trustees’ fees and expenses—Note 3(c)	2,208
Distribution fees—Note 3(b)	939
Loan commitment fees—Note 2	174
Shareholder servicing costs—Note 3(b)	91
Miscellaneous	19,357
Total Expenses	157,774
Less—reduction in fees due to earnings credits—Note 3(b)	(7)
Net Expenses	157,767
Investment Income—Net	55,700
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,095,327
Net unrealized appreciation (depreciation) on investments	(1,356,478)
Net Realized and Unrealized Gain (Loss) on Investments	(261,151)
Net (Decrease) in Net Assets Resulting from Operations	(205,451)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations ($):
Investment income—net	55,700	178,128
Net realized gain (loss) on investments	1,095,327	3,914,287
Net unrealized appreciation (depreciation) on investments	(1,356,478)	(1,068,420)
Net Increase (Decrease) in Net Assets Resulting from Operations	(205,451)	3,023,995
Distributions to Shareholders from ($):
Investment income—net:
Initial Shares	(186,977)	(204,693)
Service Shares	-	(110,815)
Net realized gain on investments:
Initial Shares	(3,654,058)	(1,140,309)
Service Shares	(155,263)	(768,727)
Total Distributions	(3,996,298)	(2,224,544)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	1,072,470	1,071,739
Service Shares	205,285	509,986
Distributions reinvested:
Initial Shares	3,841,035	1,345,002
Service Shares	155,263	879,542
Cost of shares redeemed:
Initial Shares	(1,523,777)	(2,559,148)
Service Shares	(247,589)	(12,038,135)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	3,502,687	(10,791,014)
Total Increase (Decrease) in Net Assets	(699,062)	(9,991,563)
Net Assets ($):
Beginning of Period	19,711,968	29,703,531
End of Period	19,012,906	19,711,968
Undistributed investment income—net	53,318	184,595
Capital Share Transactions (Shares):
Initial Shares
Shares sold	59,368	63,098
Shares issued for distributions reinvested	268,042	81,073
Shares redeemed	(91,367)	(146,195)
Net Increase (Decrease) in Shares Outstanding	236,043	(2,024)
Service Shares
Shares sold	12,507	28,910
Shares issued for distributions reinvested	10,613	52,479
Shares redeemed	(16,155)	(703,822)
Net Increase (Decrease) in Shares Outstanding	6,965	(622,433)

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended June 30, 2018		Year Ended December 31,
Initial Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	18.58	17.58	17.61	20.38	19.43	14.28
Investment Operations:
Investment income—net[a]	.05	.13	.19	.17	.15	.16
Net realized and unrealized gain (loss) on investments	(.29)	2.25	2.46	(.55)	1.78	5.20
Total from Investment Operations	(.24)	2.38	2.65	(.38)	1.93	5.36
Distributions:
Dividends from investment income—net	(.18)	(.21)	(.18)	(.16)	(.18)	(.21)
Dividends from net realized gain on investments	(3.58)	(1.17)	(2.50)	(2.23)	(.80)	—
Total Distributions	(3.76)	(1.38)	(2.68)	(2.39)	(.98)	(.21)
Net asset value, end of period	14.58	18.58	17.58	17.61	20.38	19.43
Total Return (%)	(.91)[b]	14.47	18.32	(2.22)	10.31	37.87
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.59[c]	1.17	1.07	1.07	1.03	1.02
Ratio of net expenses to average net assets	1.59[c]	1.17	1.07	1.07	1.03	.99
Ratio of net investment income to average net assets	.57[c]	.75	1.20	.92	.79	.95
Portfolio Turnover Rate	67.33[b]	91.07	87.64	105.48	66.78	65.33
Net Assets, end of period ($ x 1,000)	18,303	18,949	17,958	19,216	21,637	20,605

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

14

Six Months Ended June 30, 2018		Year Ended December 31,
Service Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	18.71	17.71	17.71	20.48	19.51	14.34
Investment Operations:
Investment income—net[a]	.03	.09	.15	.12	.11	.12
Net realized and unrealized gain (loss) on investments	(.29)	2.25	2.48	(.55)	1.79	5.22
Total from Investment Operations	(.26)	2.34	2.63	(.43)	1.90	5.34
Distributions:
Dividends from investment income—net	—	(.17)	(.13)	(.11)	(.13)	(.17)
Dividends from net realized gain on investments	(3.58)	(1.17)	(2.50)	(2.23)	(.80)	—
Total Distributions	(3.58)	(1.34)	(2.63)	(2.34)	(.93)	(.17)
Net asset value, end of period	14.87	18.71	17.71	17.71	20.48	19.51
Total Return (%)	(1.07)[b]	14.07	18.00	(2.50)	10.09	37.52
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.84[c]	1.42	1.32	1.32	1.28	1.27
Ratio of net expenses to average net assets	1.84[c]	1.42	1.32	1.32	1.28	1.24
Ratio of net investment income to average net assets	.32[c]	.50	.94	.67	.54	.70
Portfolio Turnover Rate	67.33[b]	91.07	87.64	105.48	66.78	65.33
Net Assets, end of period ($ x 1,000)	710	763	11,745	10,927	13,165	15,451

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Core Value Portfolio (the “fund”) is a separate diversified series of Dreyfus Investment Portfolios (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund’s investment objective is to seek long-term growth of capital, with current income as a secondary objective. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

16

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	18,806,304	-	-	18,806,304
Equity Securities - Foreign Common Stocks†	92,009	-	-	92,009

18

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Exchange-Traded Funds	143,350	-	-	143,350
Registered Investment Companies	41,154	-	-	41,154

† See Statement of Investments for additional detailed categorizations.

At June 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2018, The Bank of New York Mellon earned $105 from lending portfolio securities, pursuant to the securities lending agreement.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2017 was as follows: ordinary income $315,508 and long-term capital gains $1,909,036. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

20

During the period ended June 30, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2018, Service shares were charged $939 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2018, the fund was charged $57 for transfer agency services and $7 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $7.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2018, the fund was charged $6,321 pursuant to the custody agreement.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended June 30, 2018, the fund was charged $6,320 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $12,094, Distribution Plan fees $148, custodian fees $5,034, Chief Compliance Officer fees $6,320 and transfer agency fees $34.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2018, amounted to $13,279,029 and $13,615,214, respectively.

At June 30, 2018, accumulated net unrealized appreciation on investments was $3,307,142, consisting of $3,657,459 gross unrealized appreciation and $350,317 gross unrealized depreciation.

At June 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

22

NOTES

23

NOTES

24

NOTES

25

For More Information

Dreyfus Investment Portfolios, Core Value Portfolio

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0172SA0618

Dreyfus Investment Portfolios, MidCap Stock Portfolio

SEMIANNUAL REPORT June 30, 2018

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Investment Portfolios, MidCap Stock Portfolio	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, MidCap Stock Portfolio, covering the six-month period from January 1, 2018 through June 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Volatility returned to the financial markets over the first half of 2018. Although stocks set a series of new record highs in January amid growing corporate earnings, reduced corporate tax rates and synchronized global economic growth, investors later grew nervous about rising interest rates, renewed inflationary pressures, escalating geopolitical tensions and the prospects of more protectionist U.S. trade policies. Consequently, U.S. stocks produced mildly positive returns over the reporting period. Meanwhile, bonds typically lost a degree of value over the first six months of the year due to rising interest rates and inflation concerns.

Despite the return of heightened market volatility, we believe that underlying market fundamentals remain sound. Ongoing economic growth, robust labor markets, rising corporate earnings and strong consumer and business confidence seem likely to support stock and corporate bond prices over the months ahead. Monetary policymakers have indicated that short-term interest rates probably will rise further, but U.S. government bond prices may already reflect those expectations. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
July 16, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2018 through June 30, 2018, as provided by C. Wesley Boggs, William S. Cazalet, CAIA, Peter D. Goslin, CFA, and Syed A. Zamil, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended June 30, 2018, Dreyfus Investment Portfolios, MidCap Stock Portfolio’s Initial shares produced a total return of -1.51%, and its Service shares produced a total return of -1.61%.1 In comparison, the fund’s benchmark, the S&P MidCap 400® Index (the “Index”), produced a total return of 3.49% for the same period.2

Mid-cap stocks produced moderate gains in a volatile market over the reporting period amid rising corporate earnings, sustained economic growth, and intensifying merger-and-acquisition activity. The fund lagged the Index, mainly due to security selection shortfalls in the consumer discretionary, financials, consumer staples, and health care sectors.

The Fund’s Investment Approach

The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-sized domestic companies in the aggregate, as represented by the Index. To pursue this goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of mid-cap companies. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer-modeling techniques, fundamental analysis, and risk management. Consistency of returns compared to the Index is a primary goal of the investment process.

The portfolio managers select stocks through a “bottom-up,” structured approach that seeks to identify undervalued securities using a quantitative ranking process. The process is driven by a proprietary quantitative model that measures a diverse set of corporate characteristics to identify and rank stocks based on valuation, momentum, and sentiment and earnings quality measures.

Next, the fund’s portfolio managers construct the portfolio through a risk-controlled process, focusing on stock selection as opposed to making proactive decisions as to industry and sector exposure. The portfolio managers seek to maintain a portfolio that has exposure to industries and market capitalizations that are generally similar to the fund’s benchmark. Finally, within each sector and style subset, the fund will seek to overweight the most attractive stocks and underweight or not hold the stocks that have been ranked least attractive.

Market Volatility Increased Despite Positive Economic Trends

A positive economic backdrop supported U.S. equity markets at the start of 2018, including sustained GDP growth, robust labor markets, and higher growth forecasts from the Federal Reserve Board (the “Fed”). Enactment of corporate tax cuts as part of major tax reform legislation in late December 2017 sparked additional market gains, driving the Index to new all-time highs in January.

Economic data in January indicated robust levels of consumer spending during the critical year-end shopping season, and long-awaited signs of wage growth began to appear. However, concerns about rising inflationary pressures and prospects for more aggressive interest-rate hikes soon began to weigh on market sentiment, sparking renewed volatility that sent stock prices sharply lower in early February. Political rhetoric regarding potentially protectionist U.S. trade policies also took a toll on many stocks, and rising bond yields further contributed to heightened volatility.

Mid-cap stocks fared better over the second quarter of 2018. Despite an additional interest-rate hike by the Fed, the Index rallied in an environment of persistently strong economic growth, rising corporate earnings, and higher levels of merger-and-acquisition activity. Consequently, the Index again reached new record highs toward the reporting period’s end.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Security Selections Constrained Fund Performance

The fund’s performance compared to the Index was mainly the result of stock selection shortfalls across several market sectors. In the consumer discretionary sector, automotive supplier Dana Corp. lagged market averages due in part to disappointing after-tax profit margins. Despite a strong quarterly earnings report, retailer Big Lots issued guidance that fell short of analysts’ expectations. Overweighted exposure to homebuilders in the household durables industry group also hurt relative results. The consumer discretionary sector, however, did provide some bright points. Deckers Outdoor Corporation beat earnings expectations and provided guidance above expectations. Among financial companies, investment manager Federated Investors reported weaker-than-expected quarterly earnings. Results from the health care sector were constrained by lack of exposure to medical devices maker ABIOMED, which more than doubled in value. The fund’s stock selections in the consumer staples sector also undermined relative performance, primarily due to weakness among food products companies.

The fund achieved better results in other areas. Our stock selection strategy identified a number of winners in the industrials sector, where the fund participated in gains posted by some of the sector’s stronger performers and largely avoided weaker stocks. Oil refiner HollyFrontier participated in above-average gains for its industry group in an environment of rising oil prices. Results from the utilities sector were bolstered by a favorable sector allocation as our bottom-up investment process identified relatively few investment candidates at the start of 2018, but more opportunities arose later in the reporting period. Our security selection strategy also proved beneficial in the utilities sector.

A Disciplined Approach to Stock Picking

As of the reporting period’s end, our quantitative models have continued to identify what we believe are attractive investment opportunities across a broad spectrum of mid-cap companies and industry groups. Indeed, recent bouts of volatility have provided opportunities to purchase the stocks of companies ranked highly by our process. When the fund’s holdings reach what we perceive to be fuller valuations, we expect to replace them with high-quality companies that display then-currently attractive valuations in our model. In addition, we continue to maintain a broadly diversified portfolio.

July 16, 2018

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2 Source: Lipper Inc. — The S&P MidCap 400® Index provides investors with a benchmark for mid-sized companies. The index measures the performance of mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of Dreyfus Investment Portfolios, MidCap Stock Portfolio made available through insurance products may be similar to those of other funds managed by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, MidCap Stock Portfolio from January 1, 2018 to June 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2018
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.23	$5.46
Ending value (after expenses)	$984.90	$983.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2018
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.31	$5.56
Ending value (after expenses)	$1,020.53	$1,019.29

† Expenses are equal to the fund’s annualized expense ratio of .86% for Initial shares and 1.11% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
June 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.7%
Automobiles & Components - 2.3%
Dana	67,950		1,371,911
Gentex	11,500		264,730
Visteon	16,760	[a]	2,166,062
			3,802,703
Banks - 6.5%
BancorpSouth Bank	26,300	[b]	866,585
Cathay General Bancorp	63,255		2,561,195
Comerica	24,300		2,209,356
Commerce Bancshares	4,952		320,444
East West Bancorp	17,095		1,114,594
Synovus Financial	54,850		2,897,725
UMB Financial	2,360		179,903
Washington Federal	12,120		396,324
			10,546,126
Capital Goods - 10.4%
Curtiss-Wright	16,680		1,985,254
EMCOR Group	32,000		2,437,760
Granite Construction	32,700	[b]	1,820,082
KBR	13,600		243,712
Kennametal	42,300		1,518,570
KLX	23,200	[a]	1,668,080
Spirit AeroSystems Holdings, Cl. A	25,775		2,214,330
Terex	57,600		2,430,144
Toro	44,670		2,691,367
			17,009,299
Commercial & Professional Services - 2.6%
Copart	32,560	[a,b]	1,841,594
Dun & Bradstreet	20,100		2,465,265
			4,306,859
Consumer Durables & Apparel - 6.9%
Brunswick	28,980		1,868,630
Deckers Outdoor	23,200	[a]	2,619,048
KB Home	73,050		1,989,882
NVR	640	[a]	1,901,024
Toll Brothers	63,520		2,349,605
TRI Pointe Group	30,500	[a,b]	498,980
			11,227,169
Consumer Services - 1.2%
Hyatt Hotels, Cl. A	2,100		162,015
Royal Caribbean Cruises	17,990		1,863,764
			2,025,779

6

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Diversified Financials - 2.8%
Federated Investors, Cl. B	95,800	[b]	2,234,056
Legg Mason	16,200		562,626
LPL Financial Holdings	3,100		203,174
SEI Investments	24,470		1,529,864
			4,529,720
Energy - 3.0%
HollyFrontier	33,220		2,273,245
Marathon Petroleum	2,500		175,400
PBF Energy, Cl. A	56,300		2,360,659
			4,809,304
Food, Beverage & Tobacco - 1.5%
Ingredion	22,740		2,517,318
Health Care Equipment & Services - 4.5%
Haemonetics	22,800	[a]	2,044,704
Masimo	7,860	[a]	767,529
Varian Medical Systems	6,160	[a]	700,515
WellCare Health Plans	14,450	[a]	3,558,168
West Pharmaceutical Services	1,900	[b]	188,651
			7,259,567
Household & Personal Products - .6%
Edgewell Personal Care	18,050	[a,b]	910,803
Insurance - 6.8%
CNO Financial Group	114,250		2,175,320
Kemper	9,300	[b]	703,545
Old Republic International	112,080		2,231,513
Primerica	26,915	[b]	2,680,734
Reinsurance Group of America	11,805		1,575,731
Torchmark	20,500		1,668,905
			11,035,748
Materials - 7.9%
Chemours	47,420		2,103,551
Freeport-McMoRan	103,360		1,783,994
Greif, Cl. A	17,960		949,904
Huntsman	68,690		2,005,748
Louisiana-Pacific	90,690		2,468,582
Owens-Illinois	62,160	[a]	1,044,910
United States Steel	4,700	[b]	163,325
Westlake Chemical	20,720	[b]	2,230,094
Worthington Industries	4,045	[b]	169,769
			12,919,877
Media - .8%
John Wiley & Sons, Cl. A	20,700		1,291,680

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 7.2%
Agilent Technologies	11,080		685,187
Bio-Techne	4,900		724,955
Catalent	63,970	[a]	2,679,703
Charles River Laboratories International	25,140	[a]	2,822,216
Mettler-Toledo International	2,310	[a]	1,336,635
United Therapeutics	9,045	[a]	1,023,442
Waters	2,130	[a]	412,347
Zoetis	24,300		2,070,117
			11,754,602
Real Estate - 6.9%
First Industrial Realty Trust	84,320	[c]	2,811,229
Highwoods Properties	24,600	[c]	1,247,958
Hospitality Properties Trust	16,075	[c]	459,906
Kilroy Realty	15,055	[c]	1,138,760
Lamar Advertising, Cl. A	36,595	[c]	2,499,804
Piedmont Office Realty Trust, Cl. A	17,880	[c]	356,348
Tanger Factory Outlet Centers	7,680	[b,c]	180,403
Weingarten Realty Investors	85,650	[c]	2,638,876
			11,333,284
Retailing - 1.6%
Best Buy	10,810		806,210
Big Lots	43,810	[b]	1,830,382
			2,636,592
Semiconductors & Semiconductor Equipment - 3.2%
First Solar	6,000	[a,b]	315,960
MKS Instruments	25,200		2,411,640
ON Semiconductor	63,770	[a]	1,417,926
Skyworks Solutions	11,220		1,084,413
			5,229,939
Software & Services - 9.3%
CDK Global	43,630		2,838,131
Convergys	101,975		2,492,269
CoreLogic	44,200	[a]	2,293,980
Fair Isaac	14,580	[a]	2,818,606
Manhattan Associates	47,470	[a,b]	2,231,565
MAXIMUS	40,950		2,543,405
			15,217,956
Technology Hardware & Equipment - 5.3%
F5 Networks	6,750	[a]	1,164,038
NCR	67,335	[a,b]	2,018,703
Vishay Intertechnology	112,260		2,604,432
Zebra Technologies, Cl. A	19,940	[a]	2,856,405
			8,643,578

8

Description		Shares		Value ($)
Common Stocks - 99.7% (continued)
Transportation - .9%
Werner Enterprises		40,800	[b]	1,532,040
Utilities - 7.5%
IDACORP		10,000	[b]	922,400
MDU Resources Group		103,280		2,962,070
New Jersey Resources		40,580	[b]	1,815,955
NorthWestern		42,000		2,404,500
NRG Energy		41,500		1,274,050
OGE Energy		79,700		2,806,237
				12,185,212
Total Common Stocks (cost $139,242,443)				162,725,155
	7-Day Yield (%)
Other Investment - .5%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $857,018)	1.83	857,018	[d]	857,018

Investment of Cash Collateral for Securities Loaned - 2.1%
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $3,381,561)	1.85	3,381,561	[d]	3,381,561
Total Investments (cost $143,481,022)		102.3%		166,963,734
Liabilities, Less Cash and Receivables		(2.3%)		(3,704,104)
Net Assets		100.0%		163,259,630

aNon-income producing security.

bSecurity, or portion thereof, on loan. At June 30, 2018, the value of the fund’s securities on loan was $18,913,112 and the value of the collateral held by the fund was $19,721,956, consisting of cash collateral of $3,381,561 and U.S. Government & Agency securities valued at $16,340,395.

cInvestment in real estate investment trust.

dInvestment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	10.4
Software & Services	9.3
Materials	7.9
Utilities	7.5
Pharmaceuticals, Biotechnology & Life Sciences	7.2
Real Estate	6.9
Consumer Durables & Apparel	6.9
Insurance	6.8
Banks	6.5
Technology Hardware & Equipment	5.3
Health Care Equipment & Services	4.5
Semiconductors & Semiconductor Equipment	3.2
Energy	3.0
Diversified Financials	2.8
Commercial & Professional Services	2.6
Money Market Investments	2.6
Automobiles & Components	2.3
Retailing	1.6
Food, Beverage & Tobacco	1.5
Consumer Services	1.2
Transportation	.9
Media	.8
Household & Personal Products	.6
102.3

† Based on net assets.

See notes to financial statements.

10

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 12/31/17($)	Purchases($)	Sales($)	Value 6/30/18($)	Net Assets(%)	Dividends/ Distributions($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	1,813,429	7,162,424	8,118,835	857,018.5		6,007
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	5,638,451	24,934,854	27,191,744	3,381,561	2.1	-
Total	7,451,880	32,097,278	35,310,579	4,238,579	2.6	6,007

See notes to financial statements.

11

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $18,913,112)—Note 1(b):
Unaffiliated issuers	139,242,443	162,725,155
Affiliated issuers	4,238,579	4,238,579
Cash		18,630
Dividends and securities lending income receivable		178,519
Prepaid expenses		4,102
		167,164,985
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		126,506
Liability for securities on loan—Note 1(b)		3,381,561
Payable for shares of Beneficial Interest redeemed		348,066
Trustees fees and expenses payable		100
Accrued expenses		49,122
		3,905,355
Net Assets ($)		163,259,630
Composition of Net Assets ($):
Paid-in capital		132,303,300
Accumulated undistributed investment income—net		452,844
Accumulated net realized gain (loss) on investments		7,020,774
Accumulated net unrealized appreciation (depreciation) on investments		23,482,712
Net Assets ($)		163,259,630

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	88,334,117	74,925,513
Shares Outstanding	4,511,781	3,842,828
Net Asset Value Per Share ($)	19.58	19.50

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,208,224
Affiliated issuers	6,007
Income from securities lending—Note 1(b)	12,300
Total Income	1,226,531
Expenses:
Management fee—Note 3(a)	623,056
Distribution fees—Note 3(b)	94,404
Professional fees	41,630
Prospectus and shareholders’ reports	16,267
Loan commitment fees—Note 2	4,718
Trustees’ fees and expenses—Note 3(c)	3,727
Shareholder servicing costs—Note 3(b)	786
Custodian fees—Note 3(b)	318
Miscellaneous	22,664
Total Expenses	807,570
Less—reduction in fees due to earnings credits—Note 3(b)	(62)
Net Expenses	807,508
Investment Income—Net	419,023
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	7,159,653
Net unrealized appreciation (depreciation) on investments	(10,157,120)
Net Realized and Unrealized Gain (Loss) on Investments	(2,997,467)
Net (Decrease) in Net Assets Resulting from Operations	(2,578,444)

See notes to financial statements.

13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations ($):
Investment income—net	419,023	776,876
Net realized gain (loss) on investments	7,159,653	19,205,766
Net unrealized appreciation (depreciation) on investments	(10,157,120)	5,929,234
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,578,444)	25,911,876
Distributions to Shareholders from ($):
Investment income—net:
Initial Shares	(510,886)	(1,318,278)
Service Shares	(253,530)	(571,428)
Net realized gain on investments:
Initial Shares	(10,475,203)	(1,947,592)
Service Shares	(8,781,068)	(1,048,153)
Total Distributions	(20,020,687)	(4,885,451)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	3,391,575	7,641,567
Service Shares	6,590,104	16,117,819
Distributions reinvested:
Initial Shares	10,986,089	3,265,870
Service Shares	9,034,598	1,619,581
Cost of shares redeemed:
Initial Shares	(6,466,279)	(54,096,819)
Service Shares	(7,400,600)	(13,049,664)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	16,135,487	(38,501,646)
Total Increase (Decrease) in Net Assets	(6,463,644)	(17,475,221)
Net Assets ($):
Beginning of Period	169,723,274	187,198,495
End of Period	163,259,630	169,723,274
Undistributed investment income—net	452,844	798,237
Capital Share Transactions (Shares):
Initial Shares
Shares sold	157,817	360,786
Shares issued for distributions reinvested	551,234	163,702
Shares redeemed	(310,262)	(2,544,770)
Net Increase (Decrease) in Shares Outstanding	398,789	(2,020,282)
Service Shares
Shares sold	315,781	781,309
Shares issued for distributions reinvested	454,914	81,427
Shares redeemed	(355,417)	(633,009)
Net Increase (Decrease) in Shares Outstanding	415,278	229,727

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	June 30, 2018	Year Ended December 31,
Initial Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	22.56	20.09	18.95	23.03	20.87	15.68
Investment Operations:
Investment income—net[a]	.06	.10	.21	.18	.14	.20
Net realized and unrealized gain (loss) on investments	(.35)	2.92	2.50	(.50)	2.35	5.24
Total from Investment Operations	(.29)	3.02	2.71	(.32)	2.49	5.44
Distributions:
Dividends from investment income—net	(.13)	(.22)	(.21)	(.14)	(.21)	(.25)
Dividends from net realized gain on investments	(2.56)	(.33)	(1.36)	(3.62)	(.12)	-
Total Distributions	(2.69)	(.55)	(1.57)	(3.76)	(.33)	(.25)
Net asset value, end of period	19.58	22.56	20.09	18.95	23.03	20.87
Total Return (%)	(1.51)[b]	15.38	15.47	(2.29)	12.09	34.99
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.86[c]	.87	.85	.85	.85	.86
Ratio of net expenses to average net assets	.86[c]	.87	.85	.85	.85	.86
Ratio of net investment income to average net assets	.62[c]	.50	1.16	.89	.64	1.11
Portfolio Turnover Rate	35.77[b]	64.86	65.52	80.27	83.06	68.72
Net Assets, end of period ($ x 1,000)	88,334	92,776	123,226	123,354	160,482	158,682

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2018	Year Ended December 31,
Service Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	22.45	20.00	18.88	22.97	20.83	15.65
Investment Operations:
Investment income—net[a]	.04	.06	.17	.15	.09	.16
Net realized and unrealized gain (loss) on investments	(.36)	2.90	2.47	(.52)	2.34	5.23
Total from Investment Operations	(.32)	2.96	2.64	(.37)	2.43	5.39
Distributions:
Dividends from investment income—net	(.07)	(.18)	(.16)	(.10)	(.17)	(.21)
Dividends from net realized gain on investments	(2.56)	(.33)	(1.36)	(3.62)	(.12)	-
Total Distributions	(2.63)	(.51)	(1.52)	(3.72)	(.29)	(.21)
Net asset value, end of period	19.50	22.45	20.00	18.88	22.97	20.83
Total Return (%)	(1.61)[b]	15.04	15.20	(2.52)	11.76	34.70
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.11[c]	1.12	1.10	1.10	1.10	1.11
Ratio of net expenses to average net assets	1.11[c]	1.12	1.10	1.10	1.10	1.11
Ratio of net investment income to average net assets	.37[c]	.28	.94	.72	.40	.86
Portfolio Turnover Rate	35.77[b]	64.86	65.52	80.27	83.06	68.72
Net Assets, end of period ($ x 1,000)	74,926	76,948	63,972	49,363	35,213	23,838

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

MidCap Stock Portfolio (the “fund”) is a separate diversified series of Dreyfus Investment Portfolios (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is

18

used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2018 in valuing the fund’s investments:

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities- Domestic Common Stocks†	162,725,155	-	-	162,725,155
Registered Investment Companies	4,238,579	-	-	4,238,579

† See Statement of Investments for additional detailed categorizations.

At June 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2018, The Bank of New York Mellon earned $2,551 from lending portfolio securities, pursuant to the securities lending agreement.

20

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2017 was as follows: ordinary income $1,889,706 and long-term capital gains $2,995,745. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended June 30, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund's average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2018, Service shares were charged $94,404 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2018, the fund was charged $432 for transfer agency services and $62 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $62.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2018, the fund was charged $318 pursuant to the custody agreement.

22

During the period ended June 30, 2018, the fund was charged $6,320 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $103,483, Distribution Plan fees $15,782, custodian fees $665, Chief Compliance Officer fees $6,320 and transfer agency fees $256.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2018, amounted to $59,225,791 and $61,528,967, respectively.

At June 30, 2018, accumulated net unrealized appreciation on investments was $23,482,712, consisting of $27,907,487 gross unrealized appreciation and $4,424,775 gross unrealized depreciation.

At June 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

23

NOTES

24

NOTES

25

For More Information

Dreyfus Investment Portfolios, MidCap Stock Portfolio

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0174SA0618

Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio

SEMIANNUAL REPORT June 30, 2018

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio, covering the six-month period from January 1, 2018 through June 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Volatility returned to the financial markets over the first half of 2018. Although stocks set a series of new record highs in January amid growing corporate earnings, reduced corporate tax rates and synchronized global economic growth, investors later grew nervous about rising interest rates, renewed inflationary pressures, escalating geopolitical tensions and the prospects of more protectionist U.S. trade policies. Consequently, U.S. stocks produced mildly positive returns over the reporting period. Meanwhile, bonds typically lost a degree of value over the first six months of the year due to rising interest rates and inflation concerns.

Despite the return of heightened market volatility, we believe that underlying market fundamentals remain sound. Ongoing economic growth, robust labor markets, rising corporate earnings and strong consumer and business confidence seem likely to support stock and corporate bond prices over the months ahead. Monetary policymakers have indicated that short-term interest rates probably will rise further, but U.S. government bond prices may already reflect those expectations. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
July 16, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2018 through June 30, 2018, as provided by portfolio managers Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, of BNY Mellon Asset Management North America Corporation, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended June 30, 2018, Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio produced a total return of 9.10%.1 In comparison, the fund’s benchmark, the S&P SmallCap 600® Index (the “Index”), produced a 9.39% total return for the same period.2,3

Small-cap stocks produced strong gains in a volatile market over the reporting period amid rising corporate earnings, sustained economic growth, higher interest rates, and intensifying merger-and-acquisition activity. The difference in returns between the fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the performance of the Index. To pursue its goal, the fund generally invests in all of the stocks that comprise the Index. The fund generally invests in all 600 stocks in the Index in proportion to their weighting in the index; however, at times, the fund may invest in a representative sample of stocks included in the Index. Under these circumstances, the fund expects to invest in approximately 500 or more of the stocks in the Index.

Rising Volatility Amid Positive Economic Trends

A positive economic backdrop supported U.S. equity markets at the start of 2018, including moderate GDP growth, robust labor markets, and higher growth forecasts from the Federal Reserve Board (the “Fed”). Enactment of corporate tax cuts as part of major tax reform legislation in late December 2017 sparked additional market gains, driving the Index to new all-time highs in January.

Economic data in January indicated robust levels of consumer spending during the critical year-end shopping season, and long-awaited signs of wage growth began to appear. However, concerns about rising inflationary pressures and prospects for more aggressive interest-rate hikes soon began to weigh on market sentiment, sparking renewed volatility that sent stock prices sharply lower in early February. Political rhetoric regarding potentially protectionist U.S. trade policies also took a toll on stocks with ample exposure to overseas markets, and rising bond yields further contributed to heightened volatility.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Small-cap stocks fared particularly well over the second quarter of 2018. Despite an additional interest-rate hike by the Fed, the Index rallied in an environment of persistently strong economic growth, rising corporate earnings, and higher levels of merger-and-acquisition activity. In addition, investors concerned about the impact of trade tariffs on large, multinational companies increasingly turned to more domestically oriented small-cap companies. Consequently, the Index again reached new highs in May and June.

Health Care Stocks Led the Market’s Rise

For the reporting period overall, health care stocks posted the highest returns of the Index’s various market segments. Investors increasingly recognized that a more business-friendly regulatory environment would speed approvals of new drugs, and that an aging global population was likely to support demand for health care products and services over the long term. An increase in merger-and-acquisition activity also bolstered investor sentiment toward small-cap health care companies. The sector’s advance was led by Nektar Therapeutics, whose success with a new product propelled it into the ranks of large-cap indices.

The consumer discretionary sector was bolstered during the reporting period by robust consumer confidence. Specialty retailers rebounded from previous weakness, casual dining chains fared well when tax reform legislation and strong labor markets helped boost consumer spending, and media companies gained value amid elevated levels of merger-and-acquisition activity. In the financials sector, small-cap consumer finance companies and banks benefited from greater credit stability, reduced regulatory burdens, and rising consumer lending volumes.

Laggards for the first half of 2018 included the traditionally defensive utilities and real estate sectors, whose dividend yields became less attractive to investors in the rising interest-rate environment. The utilities sector also was hurt by tax reform legislation that eliminated tax deferrals and reduced cash flows, and the real estate sector encountered higher financing costs and softening demand for retail and office leases. Finally, metals-and-mining companies and concrete producers in the materials sector struggled with the imposition of higher tariffs on steel and aluminum imports, which dampened demand from manufacturers and other industrial companies that were adversely affected by higher raw material costs.

Replicating the Performance of the Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the U.S. and global economic recoveries remain intact, supported by stimulative monetary and fiscal policies that have helped boost corporate earnings. However, the small-cap stock market’s currently constructive conditions could be

4

undermined by escalating trade disputes and rising interest rates as monetary policymakers move away from the aggressively accommodative policies of the past decade. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

July 16, 2018

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. The Dreyfus Corporation has agreed to pay all of the fund’s expenses except management fees, Rule 12b-1 fees, and certain other expenses, including fees and expenses of the non-interested board members and their counsel.

2 Source: Lipper Inc. — The S&P SmallCap 600® Index measures the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable. Investors cannot invest directly in any index.

3 “Standard & Poor’s®,” “S&P®,” and “Standard & Poor’s® SmallCap 600 Index” are trademarks of Standard & Poor’s Financial Services LLC (“Standard & Poor’s”), and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio made available through insurance products may be similar to those of other funds managed by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio from January 1, 2018 to June 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2018

Expenses paid per $1,000†	$3.11
Ending value (after expenses)	$1,091.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2018

Expenses paid per $1,000†	$3.01
Ending value (after expenses)	$1,021.82

† Expenses are equal to the fund’s annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.5%
Automobiles & Components - 1.9%
American Axle & Manufacturing Holdings	75,201	[a]	1,170,128
Cooper Tire & Rubber	38,294	[b]	1,007,132
Cooper-Standard Holdings	12,162	[a]	1,589,209
Dorman Products	22,423	[a]	1,531,715
Fox Factory Holding	28,501	[a,b]	1,326,722
Gentherm	27,876	[a,b]	1,095,527
LCI Industries	18,859		1,700,139
Motorcar Parts of America	13,951	[a,b]	261,023
Standard Motor Products	15,176	[b]	733,608
Superior Industries International	16,941		303,244
Winnebago Industries	21,456	[b]	871,114
			11,589,561
Banks - 10.0%
Ameris Bancorp	30,340	[b]	1,618,639
Banc of California	32,333		632,110
Banner	24,455		1,470,479
Berkshire Hills Bancorp	27,566	[b]	1,119,180
BofI Holding	41,173	[a]	1,684,387
Boston Private Financial Holdings	62,824		998,902
Brookline Bancorp	60,181	[b]	1,119,367
Central Pacific Financial	22,279		638,293
City Holding	11,472	[b]	863,039
Columbia Banking System	55,286	[b]	2,261,197
Community Bank System	38,480	[b]	2,273,014
Customers Bancorp	21,996	[a,b]	624,246
CVB Financial	77,468		1,736,833
Dime Community Bancshares	23,508	[b]	458,406
Fidelity Southern	16,935		430,318
First BanCorp	135,421	[a]	1,035,971
First Commonwealth Financial	75,181		1,166,057
First Financial Bancorp	73,833		2,262,981
First Financial Bankshares	51,027	[b]	2,597,274
First Midwest Bancorp	77,847		1,982,763
Franklin Financial Network	8,841	[a]	332,422
Glacier Bancorp	59,963	[b]	2,319,369
Great Western Bancorp	44,486		1,867,967
Green Bancorp	19,469	[b]	420,530
Hanmi Financial	24,188		685,730
Heritage Financial	21,494		749,066
HomeStreet	20,311	[a]	547,381

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Banks - 10.0% (continued)
Hope Bancorp	96,293	[b]	1,716,904
Independent Bank	20,631	[b]	1,617,470
LegacyTexas Financial Group	31,799		1,240,797
Meta Financial Group	6,760	[b]	658,424
National Bank Holdings, Cl. A	20,621		795,764
NBT Bancorp	33,010	[b]	1,259,331
NMI Holdings, Cl. A	44,325	[a]	722,497
Northfield Bancorp	35,509		590,160
Northwest Bancshares	76,819	[b]	1,335,882
OFG Bancorp	33,551		471,392
Old National Bancorp	101,150		1,881,390
Opus Bank	13,231		379,730
Oritani Financial	29,703	[b]	481,189
Pacific Premier Bancorp	29,585	[a]	1,128,668
Provident Financial Services	46,132	[b]	1,270,014
S&T Bancorp	26,495	[b]	1,145,644
Seacoast Banking Corporation of Florida	35,566	[a,b]	1,123,174
ServisFirst Bancshares	33,811	[b]	1,410,933
Simmons First National, Cl. A	59,234		1,771,097
Southside Bancshares	20,611	[b]	694,178
Tompkins Financial	9,193	[b]	789,495
TrustCo Bank	71,886		639,785
United Community Banks	55,594		1,705,068
Walker & Dunlop	21,150	[b]	1,176,997
Westamerica Bancorporation	20,153	[b]	1,138,846
			61,040,750
Capital Goods - 11.3%
AAON	30,038		998,763
AAR	24,078	[b]	1,119,386
Actuant, Cl. A	45,465	[b]	1,334,398
Aegion	24,486	[a]	630,514
Aerojet Rocketdyne Holdings	56,476	[a,b]	1,665,477
Aerovironment	16,127	[a,b]	1,151,952
Alamo Group	7,120		643,363
Albany International, Cl. A	21,711		1,305,917
American Woodmark	10,569	[a,b]	967,592
Apogee Enterprises	21,153	[b]	1,018,940
Applied Industrial Technologies	29,219		2,049,713
Astec Industries	14,238		851,432
Axon Enterprise	43,382	[a]	2,740,875
AZZ	19,333	[b]	840,019
Barnes Group	36,533		2,151,794
Briggs & Stratton	32,110		565,457

8

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Capital Goods - 11.3% (continued)
Chart Industries	23,175	[a,b]	1,429,434
CIRCOR International	14,668	[b]	542,129
Comfort Systems USA	28,077		1,285,927
Cubic	18,960		1,217,232
DXP Enterprises	12,055	[a]	460,501
Encore Wire	15,528		736,804
Engility Holdings	13,568	[a]	415,724
EnPro Industries	15,945	[b]	1,115,353
ESCO Technologies	19,616	[b]	1,131,843
Federal Signal	44,734		1,041,855
Franklin Electric	29,208		1,317,281
Gibraltar Industries	23,633	[a]	886,237
Griffon	25,820		459,596
Harsco	60,297	[a]	1,332,564
Hillenbrand	47,196		2,225,291
Insteel Industries	13,825	[b]	461,755
John Bean Technologies	23,960	[b]	2,130,044
Kaman	20,891		1,455,894
Lindsay	8,165		791,923
Lydall	12,970	[a]	566,140
Mercury Systems	36,449	[a,b]	1,387,249
Moog, Cl. A	24,506		1,910,488
Mueller Industries	43,552		1,285,220
MYR Group	12,310	[a]	436,513
National Presto Industries	3,831	[b]	475,044
Orion Group Holdings	20,611	[a]	170,247
Patrick Industries	18,044	[a,b]	1,025,801
PGT Innovations	37,936	[a]	790,966
Powell Industries	6,272		218,454
Proto Labs	18,911	[a,b]	2,249,463
Quanex Building Products	26,761		480,360
Raven Industries	27,180		1,045,071
Simpson Manufacturing	30,848		1,918,437
SPX	32,532	[a]	1,140,247
SPX FLOW	31,830	[a]	1,393,199
Standex International	9,547		975,703
Tennant	13,621	[b]	1,076,059
The Greenbrier Companies	21,099	[b]	1,112,972
Titan International	37,963		407,343
Trex	44,417	[a,b]	2,780,060
Triumph Group	36,987	[b]	724,945
Universal Forest Products	46,032		1,685,692
Veritiv	8,631	[a]	343,945

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Capital Goods - 11.3% (continued)
Vicor	12,341	[a,b]	537,451
Wabash National	44,028	[b]	821,562
Watts Water Technologies, Cl. A	20,812		1,631,661
			69,063,271
Commercial & Professional Services - 5.2%
ABM Industries	49,165	[b]	1,434,635
ASGN	37,060	[a]	2,897,721
Brady, Cl. A	36,078		1,390,807
Essendant	28,826		381,080
Exponent	39,284		1,897,417
Forrester Research	7,231		303,340
FTI Consulting	28,248	[a]	1,708,439
Heidrick & Struggles International	14,261		499,135
Insperity	28,213		2,687,288
Interface	45,065		1,034,242
Kelly Services, Cl. A	23,175		520,279
Korn Ferry International	42,656		2,641,686
LSC Communications	25,508		399,455
Matthews International, Cl. A	24,035		1,413,258
Mobile Mini	33,385	[b]	1,565,756
Multi-Color	10,362	[b]	669,903
Navigant Consulting	34,282	[a]	759,003
R.R. Donnelley & Sons	52,492		302,354
Resources Connection	22,668		383,089
Team	22,869	[a,b]	528,274
Tetra Tech	41,980		2,455,830
TrueBlue	27,954	[a]	753,360
UniFirst	11,644		2,059,824
US Ecology	16,614		1,058,312
Viad	15,212	[b]	825,251
WageWorks	29,966	[a]	1,498,300
			32,068,038
Consumer Durables & Apparel - 4.1%
Callaway Golf	71,415	[b]	1,354,743
Cavco Industries	6,432	[a]	1,335,605
Crocs	51,234	[a]	902,231
Ethan Allen Interiors	18,853		461,899
Fossil Group	33,199	[a,b]	892,057
G-III Apparel Group	31,589	[a]	1,402,552
Installed Building Products	15,650	[a,b]	885,007
iRobot	21,018	[a,b]	1,592,534
La-Z-Boy	35,086		1,073,632
LGI Homes	13,734	[a,b]	792,864

10

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Consumer Durables & Apparel - 4.1% (continued)
M.D.C. Holdings	33,478		1,030,118
M/I Homes	21,508	[a]	569,532
Meritage Homes	28,607	[a]	1,257,278
Movado Group	11,784		569,167
Nautilus	22,452	[a]	352,496
Oxford Industries	12,828	[b]	1,064,467
Perry Ellis International	9,138	[a]	248,279
Steven Madden	39,735		2,109,928
Sturm Ruger & Co.	12,963	[b]	725,928
TopBuild	26,923	[a]	2,109,148
Unifi	13,042	[a]	413,431
Universal Electronics	10,467	[a]	345,934
Vera Bradley	13,964	[a]	196,055
Vista Outdoor	43,637	[a,b]	675,937
William Lyon Homes, Cl. A	21,058	[a]	488,546
Wolverine World Wide	71,518		2,486,681
			25,336,049
Consumer Services - 2.8%
American Public Education	12,496	[a]	526,082
Belmond, Cl. A	62,580	[a,b]	697,767
BJ's Restaurants	13,716		822,960
Capella Education	8,694		858,098
Career Education	50,181	[a]	811,427
Chuy's Holdings	12,942	[a]	397,319
Dave & Buster's Entertainment	30,051	[a]	1,430,428
Dine Brands Global	13,453	[b]	1,006,284
El Pollo Loco Holdings	15,504	[a,b]	176,746
Fiesta Restaurant Group	20,541	[a,b]	589,527
Marriott Vacations Worldwide	17,855	[b]	2,016,901
Monarch Casino & Resort	8,313	[a,b]	366,188
Penn National Gaming	63,810	[a]	2,143,378
Red Robin Gourmet Burgers	9,902	[a]	461,433
Regis	25,577	[a]	423,044
Ruth's Hospitality Group	21,861		613,201
Shake Shack, Cl. A	14,520	[a]	960,934
Sonic	28,707		988,095
Strayer Education	8,056		910,409
Wingstop	22,110	[b]	1,152,373
			17,352,594
Diversified Financials - 2.8%
Donnelley Financial Solutions	25,893	[a]	449,761
Encore Capital Group	17,652	[a,b]	646,063
Enova International	25,684	[a]	938,750

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Diversified Financials - 2.8% (continued)
EZCORP, Cl. A	39,850	[a,b]	480,193
Financial Engines	48,086		2,159,061
FirstCash	34,501		3,099,915
Green Dot, Cl. A	35,267	[a]	2,588,245
Greenhill & Co.	17,868	[b]	507,451
INTL. FCStone	11,921	[a]	616,435
Investment Technology Group	25,162		526,389
Piper Jaffray	10,644		817,991
PRA Group	33,894	[a,b]	1,306,614
Virtus Investment Partners	5,426	[b]	694,257
Waddell & Reed Financial, Cl. A	61,397	[b]	1,103,304
WisdomTree Investments	88,240	[b]	801,219
World Acceptance	4,634	[a]	514,420
			17,250,068
Energy - 4.2%
Archrock	97,882		1,174,584
Bristow Group	24,202	[a,b]	341,490
C&J Energy Services	47,454	[a,b]	1,119,914
CARBO Ceramics	15,708	[a,b]	144,042
Carrizo Oil & Gas	58,328	[a,b]	1,624,435
Cloud Peak Energy	53,988	[a]	188,418
Consol Energy	18,862	[a]	723,358
Denbury Resources	303,295	[a]	1,458,849
Era Group	14,812	[a]	191,815
Exterran	24,185	[a]	605,592
Geospace Technologies	9,575	[a]	134,625
Green Plains	29,280		535,824
Gulf Island Fabrication	9,549	[b]	85,941
Helix Energy Solutions Group	103,495	[a]	862,113
HighPoint Resources	76,119	[a,b]	462,804
Matrix Service	19,739	[a]	362,211
Newpark Resources	66,383	[a]	720,256
Noble	184,054	[a,b]	1,165,062
Oil States International	45,338	[a,b]	1,455,350
Par Pacific Holdings	18,441	[a]	320,505
PDC Energy	49,841	[a]	3,012,888
Penn Virginia	10,089	[a]	856,455
Pioneer Energy Services	58,462	[a]	342,003
ProPetro Holding	54,428	[a,b]	853,431
Renewable Energy Group	25,283	[a,b]	451,302
REX American Resources	4,341	[a]	351,491
Ring Energy	40,440	[a,b]	510,353
SEACOR Holdings	12,844	[a]	735,576

12

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Energy - 4.2% (continued)
SRC Energy	182,824	[a,b]	2,014,720
TETRA Technologies	96,062	[a]	427,476
Unit	40,548	[a,b]	1,036,407
US Silica Holdings	59,444	[b]	1,527,116
			25,796,406
Food & Staples Retailing - .3%
Andersons	20,122		688,172
SpartanNash	27,010		689,295
SUPERVALU	29,212	[a,b]	599,430
			1,976,897
Food, Beverage & Tobacco - 1.9%
B&G Foods	50,327	[b]	1,504,777
Calavo Growers	11,766	[b]	1,131,301
Cal-Maine Foods	22,564	[a,b]	1,034,559
Coca-Cola Bottling Co Consolidated	3,417	[b]	461,739
Darling Ingredients	124,276	[a]	2,470,607
Dean Foods	68,374		718,611
J&J Snack Foods	11,193		1,706,597
John B. Sanfilippo & Son	6,671		496,656
MGP Ingredients	9,580	[b]	850,800
Seneca Foods, Cl. A	4,933	[a]	133,191
Universal	18,653		1,232,031
			11,740,869
Health Care Equipment & Services - 7.5%
Abaxis	17,119		1,421,048
Aceto	24,398	[b]	81,733
Amedisys	21,616	[a]	1,847,303
AMN Healthcare Services	36,134	[a,b]	2,117,452
AngioDynamics	27,611	[a]	614,069
Anika Therapeutics	10,895	[a]	348,640
BioTelemetry	23,595	[a,b]	1,061,775
Community Health Systems	88,237	[a,b]	292,947
Computer Programs & Systems	8,709	[b]	286,526
CONMED	18,873		1,381,504
CorVel	7,042	[a]	380,268
Cross Country Healthcare	27,943	[a,b]	314,359
CryoLife	25,598	[a]	712,904
Cutera	10,140	[a]	408,642
Diplomat Pharmacy	36,503	[a,b]	933,017
Ensign Group	36,822	[b]	1,318,964
HealthEquity	39,622	[a,b]	2,975,612
HealthStream	19,467		531,644
Heska	5,059	[a,b]	525,074

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Health Care Equipment & Services - 7.5% (continued)
HMS Holdings	62,295	[a]	1,346,818
Inogen	13,135	[a]	2,447,445
Integer Holdings	21,330	[a]	1,378,984
Invacare	25,069	[b]	466,283
Kindred Healthcare	69,419	[a]	624,771
Lantheus Holdings	23,213	[a]	337,749
LeMaitre Vascular	11,667	[b]	390,611
LHC Group	22,073	[a]	1,889,228
Magellan Health	18,421	[a]	1,767,495
Meridian Bioscience	32,265		513,014
Merit Medical Systems	38,077	[a,b]	1,949,542
Natus Medical	25,376	[a,b]	875,472
Neogen	38,911	[a]	3,120,273
Omnicell	29,097	[a,b]	1,526,138
OraSure Technologies	45,425	[a]	748,150
Orthofix International	14,162	[a]	804,685
Owens & Minor	45,854	[b]	766,220
Providence Service	8,176	[a]	642,225
Quality Systems	35,894	[a]	699,933
Quorum Health	20,727	[a]	103,635
Select Medical Holdings	80,267	[a]	1,456,846
Surmodics	9,988	[a]	551,338
Tabula Rasa HealthCare	10,237	[a,b]	653,428
Tactile Systems Technology	11,155	[a]	580,060
Tivity Health	26,001	[a,b]	915,235
U.S. Physical Therapy	9,604		921,984
Varex Imaging	28,751	[a]	1,066,375
			46,097,418
Household & Personal Products - .9%
Avon Products	325,600	[a]	527,472
Central Garden & Pet	7,528	[a]	327,317
Central Garden & Pet, Cl. A	26,642	[a]	1,078,202
Inter Parfums	12,934		691,969
Medifast	7,950		1,273,272
WD-40	10,517	[b]	1,538,111
			5,436,343
Insurance - 3.4%
Ambac Financial Group	34,453	[a]	683,892
American Equity Investment Life Holding	68,003		2,448,108
AMERISAFE	14,307		826,229
eHealth	12,754	[a]	281,863
Employers Holdings	24,816		997,603

14

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Insurance - 3.4% (continued)
HCI Group	5,796	[b]	240,940
Horace Mann Educators	30,616		1,365,474
Infinity Property & Casualty	8,157	[b]	1,161,149
James River Group Holdings	22,411	[b]	880,528
Maiden Holdings	50,606	[b]	392,197
Navigators Group	17,115		975,555
ProAssurance	40,103		1,421,651
RLI	29,437		1,948,435
Safety Insurance Group	11,582	[b]	989,103
Selective Insurance Group	44,340		2,438,700
Stewart Information Services	17,660		760,616
Third Point Reinsurance	62,086	[a,b]	776,075
United Fire Group	15,746		858,314
United Insurance Holdings	15,159	[b]	296,813
Universal Insurance Holdings	24,229		850,438
			20,593,683
Materials - 5.0%
A. Schulman	22,372		995,554
AdvanSix	22,661	[a]	830,072
AK Steel Holding	238,776	[a,b]	1,036,288
American Vanguard	19,814		454,731
Balchem	24,237		2,378,619
Boise Cascade	29,107	[b]	1,301,083
Century Aluminum	37,238	[a,b]	586,498
Clearwater Paper	12,031	[a,b]	277,916
Flotek Industries	41,285	[a,b]	133,351
FutureFuel	18,551		259,900
H.B. Fuller	38,177	[b]	2,049,341
Hawkins	6,888		243,491
Haynes International	9,361		343,923
Ingevity	31,766	[a]	2,568,599
Innophos Holdings	14,568		693,437
Innospec	18,266		1,398,262
Kaiser Aluminum	12,547	[b]	1,306,268
KapStone Paper and Packaging	66,441		2,292,214
Koppers Holdings	16,064	[a]	616,054
Kraton	24,156	[a]	1,114,558
LSB Industries	14,961	[a]	79,293
Materion	15,320		829,578
Myers Industries	20,223		388,282
Neenah	12,562		1,065,886
Olympic Steel	7,105	[b]	145,013
P.H. Glatfelter	33,229	[b]	650,956

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Materials - 5.0% (continued)
Quaker Chemical	9,969	[b]	1,543,899
Rayonier Advanced Materials	38,513	[b]	658,187
Schweitzer-Mauduit International	22,898		1,001,101
Stepan	14,932	[b]	1,164,845
SunCoke Energy	47,971	[a]	642,811
TimkenSteel	29,890	[a,b]	488,702
Tredegar	19,469	[b]	457,522
US Concrete	12,009	[a,b]	630,472
			30,626,706
Media - 1.0%
E.W. Scripps, Cl. A	41,952	[b]	561,737
Gannett Company	85,619	[b]	916,123
Marcus	14,721		478,433
New Media Investment Group	45,266	[b]	836,516
Scholastic	20,539		910,083
World Wrestling Entertainment, Cl. A	30,207	[b]	2,199,674
			5,902,566
Pharmaceuticals, Biotechnology & Life Sciences - 4.6%
Acorda Therapeutics	35,655	[a]	1,023,298
AMAG Pharmaceuticals	25,829	[a]	503,666
Amphastar Pharmaceuticals	27,105	[a,b]	413,622
ANI Pharmaceuticals	6,853	[a,b]	457,780
Cambrex	24,695	[a]	1,291,548
Corcept Therapeutics	72,401	[a,b]	1,138,144
Cytokinetics	37,652	[a,b]	312,512
Depomed	46,456	[a]	309,862
Eagle Pharmaceuticals	6,291	[a,b]	475,977
Emergent BioSolutions	26,475	[a]	1,336,723
Enanta Pharmaceuticals	10,935	[a]	1,267,366
Endo International	152,318	[a]	1,436,359
Innoviva	51,604	[a]	712,135
Lannett	22,703	[a,b]	308,761
Ligand Pharmaceuticals	16,083	[a,b]	3,331,915
Luminex	31,337		925,382
Medicines	48,450	[a]	1,778,115
MiMedx Group	78,001	[a,b]	498,426
Momenta Pharmaceuticals	58,092	[a]	1,187,981
Myriad Genetics	52,794	[a,b]	1,972,912
Phibro Animal Health, Cl. A	15,049		693,006
Progenics Pharmaceuticals	55,691	[a,b]	447,756
REGENXBIO	20,100	[a]	1,442,175
Repligen	28,427	[a,b]	1,337,206
Spectrum Pharmaceuticals	70,104	[a,b]	1,469,380

16

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 4.6% (continued)
Supernus Pharmaceuticals	39,106	[a,b]	2,340,494
			28,412,501
Real Estate - 6.8%
Acadia Realty Trust	61,796	[b,c]	1,691,357
Agree Realty	23,244	[c]	1,226,586
American Assets Trust	31,436	[c]	1,203,684
Apollo Commercial Real Estate Finance	83,765	[b,c]	1,531,224
Armada Hoffler Properties	34,479	[b,c]	513,737
ARMOUR Residential	31,150	[b,c]	710,531
Capstead Mortgage	70,180	[c]	628,111
CareTrust REIT	57,693	[c]	962,896
CBL & Associates Properties	128,703	[b,c]	716,876
Cedar Realty Trust	56,791	[c]	268,054
Chatham Lodging Trust	34,135	[b,c]	724,345
Chesapeake Lodging Trust	45,198	[c]	1,430,065
Community Healthcare Trust	12,635	[b,c]	377,407
DiamondRock Hospitality	151,510	[c]	1,860,543
Easterly Government Properties	42,252	[c]	834,900
EastGroup Properties	26,374	[b,c]	2,520,299
Four Corners Property Trust	46,480	[c]	1,144,802
Franklin Street Properties	79,985	[c]	684,672
Getty Realty	24,587	[c]	692,616
Global Net Lease	51,008	[b,c]	1,042,093
Government Properties Income Trust	75,059	[b,c]	1,189,685
Hersha Hospitality Trust	27,945	[c]	599,420
HFF, Cl. A	27,869	[b]	957,300
Independence Realty Trust	65,420	[b,c]	674,480
Invesco Mortgage Capital	83,584	[c]	1,328,986
Kite Realty Group Trust	63,361	[b,c]	1,082,206
Lexington Realty Trust	163,317	[b,c]	1,425,757
LTC Properties	29,983	[b,c]	1,281,473
National Storage Affiliates Trust	38,254	[c]	1,178,988
New York Mortgage Trust	85,435	[b,c]	513,464
Pennsylvania Real Estate Investment Trust	53,518	[b,c]	588,163
PennyMac Mortgage Investment Trust	46,170	[c]	876,768
PS Business Parks	15,063	[c]	1,935,595
Ramco-Gershenson Properties Trust	60,122	[c]	794,212
RE/MAX Holdings, Cl. A	13,216		693,179
Retail Opportunity Investments	84,344	[b,c]	1,616,031
Saul Centers	9,271	[c]	496,740
Summit Hotel Properties	79,267	[c]	1,134,311

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Real Estate - 6.8% (continued)
Universal Health Realty Income Trust	9,611	[c]	614,912
Urstadt Biddle Properties, Cl. A	22,724	[c]	514,244
Washington Prime Group	140,803	[b,c]	1,141,912
Whitestone	30,225	[b,c]	377,208
			41,779,832
Retailing - 4.9%
Abercrombie & Fitch, Cl. A	51,337		1,256,730
Asbury Automotive Group	13,799	[a]	945,921
Ascena Retail Group	126,393	[a]	503,676
Barnes & Noble	41,498	[b]	263,512
Barnes & Noble Education	27,435	[a]	154,733
Big 5 Sporting Goods	14,166	[b]	107,662
Buckle	21,415	[b]	576,063
Caleres	32,696		1,124,415
Cato, Cl. A	17,018		418,983
Chico's FAS	97,992		797,655
Core-Mark Holding	34,410		781,107
DSW, Cl. A	54,806	[b]	1,415,091
Express	58,824	[a,b]	538,240
Francesca's Holdings	26,996	[a,b]	203,820
FTD Companies	13,197	[a]	61,234
GameStop, Cl. A	76,379	[b]	1,112,842
Genesco	14,878	[a,b]	590,657
Group 1 Automotive	14,660	[b]	923,580
Guess?	43,532	[b]	931,585
Haverty Furnitures	15,602		337,003
Hibbett Sports	13,965	[a,b]	319,799
J.C. Penney	233,424	[a,b]	546,212
Kirkland's	11,419	[a]	132,917
Lithia Motors, Cl. A	17,908	[b]	1,693,560
Lumber Liquidators Holdings	21,741	[a,b]	529,393
MarineMax	16,137	[a]	305,796
Monro	24,596		1,429,028
Nutrisystem	22,471	[b]	865,133
Office Depot	388,657		991,075
PetMed Express	15,378	[b]	677,401
Rent-A-Center	40,141	[a]	590,876
RH	14,462	[a,b]	2,020,341
Shoe Carnival	7,788	[b]	252,721
Shutterfly	25,032	[a,b]	2,253,631
Sleep Number	28,398	[a]	824,110
Sonic Automotive, Cl. A	18,500	[b]	381,100
Tailored Brands	37,682		961,645

18

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Retailing - 4.9% (continued)
The Children's Place	12,450		1,503,960
Tile Shop Holdings	26,656		205,251
Vitamin Shoppe	17,196	[a,b]	119,512
Zumiez	14,030	[a,b]	351,452
			29,999,422
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Energy Industries	29,716	[a]	1,726,202
Axcelis Technologies	24,523	[a]	485,555
Brooks Automation	52,759	[b]	1,720,999
Cabot Microelectronics	19,394		2,086,019
CEVA	16,936	[a]	511,467
Cohu	21,485		526,597
Diodes	29,299	[a]	1,009,937
DSP Group	16,318	[a]	203,159
FormFactor	55,456	[a]	737,565
Kopin	44,532	[a,b]	127,362
Kulicke & Soffa Industries	52,134		1,241,832
MaxLinear	46,531	[a,b]	725,418
Nanometrics	17,711	[a]	627,147
PDF Solutions	20,701	[a,b]	247,998
Photronics	51,798	[a]	413,089
Power Integrations	22,354	[b]	1,632,960
Rambus	81,874	[a]	1,026,700
Rudolph Technologies	24,156	[a]	715,018
Semtech	49,957	[a]	2,350,477
SolarEdge Technologies	28,593	[a,b]	1,368,175
Ultra Clean Holdings	29,203	[a,b]	484,770
Veeco Instruments	36,038	[a]	513,541
Xperi	36,733		591,401
			21,073,388
Software & Services - 5.5%
8x8	69,632	[a]	1,396,122
Agilysys	11,190	[a]	173,445
Alarm.com Holdings	18,610	[a,b]	751,472
Blucora	35,538	[a]	1,314,906
Bottomline Technologies	26,494	[a]	1,320,196
CACI International, Cl. A	18,630	[a]	3,140,086
Cardtronics, Cl. A	34,827	[a]	842,117
CSG Systems International	25,487		1,041,654
Ebix	16,665	[b]	1,270,706
EVERTEC	45,662		997,715
ExlService Holdings	25,740	[a]	1,457,141
Liquidity Services	18,877	[a]	123,644

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Software & Services - 5.5% (continued)
LivePerson	41,897	[a]	884,027
ManTech International, Cl. A	19,958		1,070,547
MicroStrategy, Cl. A	7,007	[a]	895,144
Monotype Imaging Holdings	32,058		650,777
NIC	50,472	[b]	784,840
OneSpan	23,040	[a]	452,736
Perficient	25,962	[a]	684,618
Progress Software	34,525		1,340,260
Qualys	24,723	[a,b]	2,084,149
QuinStreet	27,896	[a]	354,279
Shutterstock	13,894	[a]	659,409
SPS Commerce	13,157	[a]	966,776
Stamps.com	12,575	[a,b]	3,182,104
Sykes Enterprises	29,710	[a]	855,054
TiVo	92,062		1,238,234
Travelport Worldwide	94,259		1,747,562
TTEC Holdings	10,792		372,864
Virtusa	20,916	[a]	1,018,191
XO Group	18,527	[a]	592,864
			33,663,639
Technology Hardware & Equipment - 6.3%
3D Systems	86,137	[a,b]	1,189,552
ADTRAN	35,421		526,002
Anixter International	21,774	[a]	1,378,294
Applied Optoelectronics	14,624	[a]	656,618
Badger Meter	21,670	[b]	968,649
Bel Fuse, Cl. B	7,659		160,073
Benchmark Electronics	36,194		1,055,055
CalAmp	26,393	[a]	618,388
Comtech Telecommunications	17,983		573,298
Control4	15,535	[a,b]	377,656
Cray	30,859	[a]	759,131
CTS	25,035	[b]	901,260
Daktronics	28,616	[b]	243,522
Diebold Nixdorf	57,698	[b]	689,491
Digi International	19,766	[a]	260,911
Electro Scientific Industries	25,978	[b]	409,673
Electronics For Imaging	34,042	[a]	1,108,408
ePlus	10,283	[a]	967,630
Extreme Networks	85,843	[a]	683,310
Fabrinet	27,835	[a,b]	1,026,833
FARO Technologies	12,887	[a]	700,408
Finisar	85,828	[a,b]	1,544,904

20

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Technology Hardware & Equipment - 6.3% (continued)
Harmonic	65,068	[a,b]	276,539
II-VI	41,582	[a,b]	1,806,738
Insight Enterprises	26,681	[a]	1,305,501
Itron	25,818	[a,b]	1,550,371
KEMET	36,858	[a,b]	890,121
Knowles	67,428	[a,b]	1,031,648
Methode Electronics	27,460		1,106,638
MTS Systems	13,253	[b]	697,770
Netgear	23,610	[a,b]	1,475,625
Oclaro	127,864	[a]	1,141,826
OSI Systems	13,306	[a,b]	1,028,953
Park Electrochemical	13,899		322,318
Plexus	24,864	[a]	1,480,403
Rogers	13,739	[a,b]	1,531,349
Sanmina	52,592	[a]	1,540,946
ScanSource	19,054	[a]	767,876
Super Micro Computer	28,314	[a]	669,626
TTM Technologies	69,705	[a,b]	1,228,899
Viavi Solutions	169,305	[a]	1,733,683
			38,385,896
Telecommunication Services - 1.1%
ATN International	8,304	[b]	438,202
Cincinnati Bell	32,357	[a]	508,005
Cogent Communications Holdings	31,169	[b]	1,664,425
Consolidated Communications Holdings	48,800	[b]	603,168
Frontier Communications	60,610	[b]	324,870
Iridium Communications	63,546	[a]	1,023,091
Spok Holdings	14,757		222,093
Vonage Holdings	163,221	[a,b]	2,103,919
			6,887,773
Transportation - 2.4%
Allegiant Travel	9,429	[b]	1,310,160
ArcBest	19,444	[b]	888,591
Atlas Air Worldwide Holdings	19,333	[a]	1,386,176
Echo Global Logistics	19,807	[a]	579,355
Forward Air	22,019		1,300,883
Hawaiian Holdings	38,394	[b]	1,380,264
Heartland Express	37,271	[b]	691,377
Hub Group, Cl. A	25,496	[a]	1,269,701
Marten Transport	29,456		690,743
Matson	32,280		1,238,906
Saia	19,214	[a]	1,553,452

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.5% (continued)
Transportation - 2.4% (continued)
SkyWest		39,300		2,039,670
				14,329,278
Utilities - 2.2%
American States Water		27,488	[b]	1,571,214
Avista		49,558		2,609,724
California Water Service Group		35,987	[b]	1,401,694
El Paso Electric		30,418		1,797,704
Northwest Natural Gas		21,557		1,375,337
South Jersey Industries		64,558	[b]	2,160,756
Spire		37,998		2,684,559
				13,600,988
Total Common Stocks (cost $425,442,674)				610,003,936
		Principal Amount ($)
Short-Term Investments - .0%
U.S. Treasury Bills
1.88%, 9/6/18 (cost $249,123)		250,000	[d,e]	249,142
	7-Day Yield (%)	Shares
Other Investment - .6%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $3,884,228)	1.83	3,884,228	[f]	3,884,228

Investment of Cash Collateral for Securities Loaned - 4.4%
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $26,744,878)	1.85	26,744,878	[f]	26,744,878
Total Investments (cost $456,320,903)		104.5%		640,882,184
Liabilities, Less Cash and Receivables		(4.5%)		(27,560,523)
Net Assets		100.0%		613,321,661

aNon-income producing security.

bSecurity, or portion thereof, on loan. At June 30, 2018, the value of the fund’s securities on loan was $170,967,293 and the value of the collateral held by the fund was $181,449,291, consisting of cash collateral of $26,744,878 and U.S. Government & Agency securities valued at $154,704,413.

cInvestment in real estate investment trust.

dHeld by a counterparty for open exchange traded derivative contracts.

eSecurity is a discount security. Income is recognized through the accretion of discount.

fInvestment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

22

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	11.3
Banks	10.0
Health Care Equipment & Services	7.5
Real Estate	6.8
Technology Hardware & Equipment	6.3
Software & Services	5.5
Commercial & Professional Services	5.2
Short-Term/Money Market Investments	5.0
Materials	5.0
Retailing	4.9
Pharmaceuticals, Biotechnology & Life Sciences	4.6
Energy	4.2
Consumer Durables & Apparel	4.1
Semiconductors & Semiconductor Equipment	3.4
Insurance	3.4
Consumer Services	2.8
Diversified Financials	2.8
Transportation	2.4
Utilities	2.2
Food, Beverage & Tobacco	1.9
Automobiles & Components	1.9
Telecommunication Services	1.1
Media	1.0
Household & Personal Products	.9
Food & Staples Retailing	.3
104.5

† Based on net assets.

See notes to financial statements.

23

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 12/31/17 ($)	Purchases ($)	Sales ($)	Value 6/30/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	37,211,810	72,501,332	82,968,264	26,744,878	4.4	—
Dreyfus Institutional Preferred Government Plus Money Market Fund	4,448,090	39,490,923	40,054,785	3,884,228.6		37,335
Total	41,659,900	111,992,255	123,023,049	30,629,106	5.0	37,335

See notes to financial statements.

24

STATEMENT OF FUTURES
June 30, 2018 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Long
E-mini Russell 2000	54	9/2018	4,534,616	4,448,250	(86,366)
Gross Unrealized Depreciation				(86,366)

See notes to financial statements.

25

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $170,967,293)—Note 1(b):
Unaffiliated issuers	425,691,797	610,253,078
Affiliated issuers	30,629,106	30,629,106
Cash		86,907
Dividends and securities lending income receivable		672,940
Other assets		13,708
		641,655,739
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		306,035
Liability for securities on loan—Note 1(b)		26,744,878
Payable for investment securities purchased		791,195
Payable for shares of Beneficial Interest redeemed		454,219
Payable for futures variation margin—Note 4		8,076
Accrued expenses		29,675
		28,334,078
Net Assets ($)		613,321,661
Composition of Net Assets ($):
Paid-in capital		398,693,321
Accumulated undistributed investment income—net		2,559,475
Accumulated net realized gain (loss) on investments		27,593,950
Accumulated net unrealized appreciation (depreciation) on investments [including ($86,366) net unrealized (depreciation) on futures]		184,474,915
Net Assets ($)		613,321,661
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		29,798,905
Net Asset Value Per Share ($)		20.58

See notes to financial statements.

26

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $394 foreign taxes withheld at source):
Unaffiliated issuers	3,790,289
Affiliated issuers	37,335
Income from securities lending—Note 1(b)	297,836
Interest	2,226
Total Income	4,127,686
Expenses:
Management fee—Note 3(a)	1,006,771
Distribution fees—Note 3(b)	719,122
Trustees’ fees—Note 3(a,c)	40,862
Loan commitment fees—Note 2	6,106
Total Expenses	1,772,861
Less—Trustees’ fees reimbursed by Dreyfus—Note 3(a)	(40,862)
Net Expenses	1,731,999
Investment Income—Net	2,395,687
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	32,715,148
Net realized gain (loss) on futures	415,492
Net Realized Gain (Loss)	33,130,640
Net unrealized appreciation (depreciation) on investments	15,419,831
Net unrealized appreciation (depreciation) on futures	(115,710)
Net Unrealized Appreciation (Depreciation)	15,304,121
Net Realized and Unrealized Gain (Loss) on Investments	48,434,761
Net Increase in Net Assets Resulting from Operations	50,830,448

See notes to financial statements.

27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations ($):
Investment income—net	2,395,687	4,719,653
Net realized gain (loss) on investments	33,130,640	31,498,969
Net unrealized appreciation (depreciation) on investments	15,304,121	27,374,247
Net Increase (Decrease) in Net Assets Resulting from Operations	50,830,448	63,592,869
Distributions to Shareholders from ($):
Investment income—net	(4,650,208)	(3,553,050)
Net realized gain on investments	(31,098,781)	(23,252,519)
Total Distributions	(35,748,989)	(26,805,569)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	42,751,752	68,204,179
Distributions reinvested	35,748,989	26,805,569
Cost of shares redeemed	(42,274,122)	(105,386,821)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	36,226,619	(10,377,073)
Total Increase (Decrease) in Net Assets	51,308,078	26,410,227
Net Assets ($):
Beginning of Period	562,013,583	535,603,356
End of Period	613,321,661	562,013,583
Undistributed investment income—net	2,559,475	4,813,996
Capital Share Transactions (Shares):
Shares sold	2,131,961	3,640,107
Shares issued for distributions reinvested	1,837,050	1,528,253
Shares redeemed	(2,102,088)	(5,599,734)
Net Increase (Decrease) in Shares Outstanding	1,866,923	(431,374)

See notes to financial statements.

28

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2018		Year Ended December 31,
	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	20.12	18.88	16.71	18.40	18.60	13.56
Investment Operations:
Investment income—net[a]	.08	.16	.16	.16	.13	.11
Net realized and unrealized gain (loss) on investments	1.68	2.04	3.69	(.53)	.79	5.31
Total from Investment Operations	1.76	2.20	3.85	(.37)	.92	5.42
Distributions:
Dividends from investment income—net	(.17)	(.13)	(.16)	(.13)	(.11)	(.17)
Dividends from net realized gain on investments	(1.13)	(.83)	(1.52)	(1.19)	(1.01)	(.21)
Total Distributions	(1.30)	(.96)	(1.68)	(1.32)	(1.12)	(.38)
Net asset value, end of period	20.58	20.12	18.88	16.71	18.40	18.60
Total Return (%)	9.10[b]	12.40	25.73	(2.33)	5.12	40.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.62[c]	.63	.63	.63	.63	.60
Ratio of net expenses to average net assets	.60[c]	.60	.60	.60	.60	.60
Ratio of net investment income to average net assets	.83[c]	.88	.95	.90	.73	.70
Portfolio Turnover Rate	12.31[b]	16.90	24.24	19.72	14.30	16.76
Net Assets, end of period ($ x 1,000)	613,322	562,014	535,603	307,701	337,652	331,995

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Small Cap Stock Index Portfolio (the “fund”) is a separate diversified series of Dreyfus Investment Portfolios (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek to match the performance of the S&P SmallCap 600® Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

30

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2018 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities— Domestic Common Stocks†	602,821,333	–	–	602,821,333
Equity Securities— Foreign Common Stocks†	7,182,603	–	–	7,182,603

32

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Registered Investment Companies	30,629,106	–	–	30,629,106
U.S. Treasury	–	249,142	–	249,142
Liabilities ($)
Other Financial Instruments:
Futures††	(86,366)	–	–	(86,366)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized depreciation at period end.

At June 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2018, The Bank of New York Mellon

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

earned $62,751 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2017 was as follows: ordinary income $4,242,448 and long-term capital gains $22,563,121. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined

34

pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all of the fund’s direct expenses, except management fees, Rule 12b-1 Distribution Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings, fees and expenses of non-interested Trustees (including counsel fees), and extraordinary expenses. Dreyfus has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Trustees (including counsel fees). During the period ended June 30, 2018, fees reimbursed by Dreyfus amounted to $40,862.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the fund pays the Distributor for distributing its shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the fund’s average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2018, the fund was charged $719,122 pursuant to the Distribution Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $179,024 and Distribution Plan fees $127,874, which are offset against an expense reimbursement currently in effect in the amount of $863.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended June 30, 2018, amounted to $77,822,317 and $70,173,427, respectively.

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended June 30, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at June 30, 2018 are set forth in the Statement of Futures.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2018:

Average Market Value ($)
Equity futures	4,816,789

At June 30, 2018, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $184,474,915, consisting of $207,179,595 gross unrealized appreciation and $22,704,680 gross unrealized depreciation.

At June 30, 2018, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

36

NOTES

37

For More Information

Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0410SA0618

Dreyfus Investment Portfolios, Technology Growth Portfolio

SEMIANNUAL REPORT June 30, 2018

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Investment Portfolios, Technology Growth Portfolio	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Investment Portfolios, Technology Growth Portfolio, covering the six-month period from January 1, 2018 through June 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Volatility returned to the financial markets over the first half of 2018. Although stocks set a series of new record highs in January amid growing corporate earnings, reduced corporate tax rates and synchronized global economic growth, investors later grew nervous about rising interest rates, renewed inflationary pressures, escalating geopolitical tensions and the prospects of more protectionist U.S. trade policies. Consequently, U.S. stocks produced mildly positive returns over the reporting period. Meanwhile, bonds typically lost a degree of value over the first six months of the year due to rising interest rates and inflation concerns.

Despite the return of heightened market volatility, we believe that underlying market fundamentals remain sound. Ongoing economic growth, robust labor markets, rising corporate earnings and strong consumer and business confidence seem likely to support stock and corporate bond prices over the months ahead. Monetary policymakers have indicated that short-term interest rates probably will rise further, but U.S. government bond prices may already reflect those expectations. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
July 16, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2018 through June 30, 2018, as provided by Barry K. Mills, CFA, Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended June 30, 2018, Dreyfus Investment Portfolios, Technology Growth Portfolio’s Initial shares produced a total return of 13.72%, and its Service shares produced a total return of 13.60%.1 The fund’s benchmarks, the NYSE® Technology Index and the S&P 500® Index, produced total returns of 11.88% and 2.65%, respectively, over the same period.2,3

Technology stocks gained ground despite inflation-related concerns in the United States and international trade tensions, which constrained the performance of broad market averages. The fund outperformed its benchmarks on the strength of favorable individual stock selections.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation. Up to 25% of the fund’s assets may be invested in foreign securities.

In choosing stocks, the fund looks for technology companies with the potential for strong earnings or revenue growth rates, although some of the fund’s investments may currently be experiencing losses. The fund’s investment process centers on a multi-dimensional approach that looks for opportunities across emerging growth, cyclical, or stable growth companies. The fund’s investment approach seeks companies that appear to have strong earnings momentum, positive earnings revisions, favorable growth, product, or market cycles, and/or favorable valuations.

Information Technology Outperformed Other Sectors

Stocks encountered heightened levels of volatility during the reporting period in response to rapidly shifting investor sentiment. January started on a strong note, with equities rising broadly in response to domestic economic expansion and passage of major, business-friendly tax reforms. In February, stocks plunged and volatility soared in response to rising wage pressures, which, along with other indicators, signaled a possible uptick in inflation. Markets recovered ground as these concerns eased through the rest of February, with information technology stocks far outpacing other market sectors. March saw another broad-based market decline amid escalating trade tensions stemming from higher U.S. tariffs.

Stocks gradually advanced during the second half of the reporting period when positive U.S. economic data continued to accrue, and information technology stocks once more led the way. However, the market’s advance was limited by concerns related to tariffs imposed by the U.S. government on Chinese imports, followed by Chinese retaliation and the threat of additional tariffs. The industrials and materials sectors were hit particularly hard by escalating trade tensions, and interest rate-sensitive sectors lagged as well. In contrast, information technology continued to outperform.

Stock Selections Enhanced Returns

The fund bolstered performance compared to its benchmarks by allocating relatively few assets to lagging semiconductor companies. Instead, we emphasized holdings in the more robust Internet and software industries, where strong individual stock selections further enhanced returns. Top performers included payment processor Square, which further expanded into a global platform for small businesses to manage inventories and borrow capital; streaming media content provider Netflix, which reported rising profitability and growing global subscribership; cloud-based service management solutions company ServiceNow, which generated increasing earnings while continuing to invest for future growth; and electronic gaming company Activision Blizzard, which demonstrated solid year-over-year revenue growth with attractive new product releases scheduled for later in 2018. Another

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

leading holding, Internet retailer Amazon.com, continued its ongoing pattern of gaining market share in its established markets while making progress toward establishing footholds in new ones, such as grocery and pharmaceutical sales.

Of course, a few holdings fared less well over the first half of 2018. Most notably, social media company Weibo and diversified Internet services provider Tencent, both based in China, were hurt by a broader decline in Chinese stocks prompted by fears of a trade war. The fund’s position in communications giant Verizon Communications, prompted by the stock’s defensive investment characteristics as well as the company’s leading position in the deployment of next-generation 5G mobile service, proved premature. Lack of exposure to a few of the sector’s highest-flying names—such as electronic gaming company Electronic Arts—also undercut relative returns.

Positioning the Fund for Slower Growth

With many corporate balance sheets flush with cash and chief information officers predicting higher rates of corporate spending on productivity and efficiency enhancements, we believe conditions remain positive for further gains among information technology stocks. However, we remain wary of escalating trade tensions between the United States and its trading partners, particularly China, and watchful of U.S. inflation trends. These concerns have prompted us to increase the fund’s exposure to more defensive technology stocks, while continuing to position the fund to benefit from long-term, secular technological trends.

July 16, 2018

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2 Source: Bloomberg L.P. — The NYSE® Technology Index is an equal-dollar weighted index designed to objectively represent the technology sector by holding 35 of the leading U.S. technology-related companies. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

The technology sector has been among the most volatile sectors of the stock market. Technology companies involve greater risk because their revenue and/or earnings tend to be less predictable, and some companies may be experiencing significant losses.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of Dreyfus Investment Portfolios, Technology Growth Portfolio made available through insurance products may be similar to those of other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Investment Portfolios, Technology Growth Portfolio from January 1, 2018 to June 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2018
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.19	$5.51
Ending value (after expenses)	$1,137.20	$1,136.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2018
	Initial Shares	Service Shares
Expenses paid per $1,000†	$3.96	$5.21
Ending value (after expenses)	$1,020.88	$1,019.64

† Expenses are equal to the fund’s annualized expense ratio of .79% for Initial shares and 1.04% for Service shares, multiplied by the average account value over the period, multiplied by 181/365(to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

June 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.2%
Application Software - 9.8%
Adobe Systems	103,887	[a]	25,328,689
salesforce.com	184,683	[a]	25,190,761
Splunk	71,042	[a]	7,040,973
			57,560,423
Automobile Manufacturers - 2.1%
Tesla	36,924	[a,b]	12,663,086
Communications Equipment - 6.7%
Cisco Systems	542,809		23,357,071
Lumentum Holdings	75,657	[a,b]	4,380,540
Palo Alto Networks	57,679	[a]	11,851,304
			39,588,915
Data Processing & Outsourced Services - 7.3%
PayPal Holdings	200,844	[a]	16,724,280
Square, Cl. A	129,707	[a,b]	7,995,139
Visa, Cl. A	138,162		18,299,557
			43,018,976
Electronic Components - 1.3%
Amphenol, Cl. A	87,914		7,661,705
Health Care Equipment - 1.3%
Intuitive Surgical	15,899	[a]	7,607,354
Home Entertainment Software - 3.6%
Activision Blizzard	277,936		21,212,076
Integrated Telecommunication Services - 3.1%
Verizon Communications	358,724		18,047,404
Internet & Direct Marketing Retail - 12.1%
Amazon.com	20,893	[a]	35,513,921
Netflix	91,886	[a]	35,966,937
			71,480,858
Internet Software & Services - 13.6%
Alibaba Group Holding, ADR	111,238	[a,b]	20,637,986
Alphabet, Cl. C	11,805	[a]	13,170,248
Facebook, Cl. A	124,274	[a]	24,148,924
Tencent Holdings	280,600		14,084,363
Weibo, ADR	90,152	[a,b]	8,001,892
			80,043,413
IT Consulting & Other Services - 2.8%
International Business Machines	119,185		16,650,145
Research & Consulting Services - 1.0%
CoStar Group	14,926	[a]	6,158,915
Semiconductor Equipment - 2.9%
Applied Materials	186,094		8,595,682

6

Description		Shares		Value ($)
Common Stocks - 96.2% (continued)
Semiconductor Equipment - 2.9% (continued)
Lam Research		51,088	[b]	8,830,561
				17,426,243
Semiconductors - 13.2%
Broadcom		63,972		15,522,166
Microchip Technology		126,162	[b]	11,474,434
Micron Technology		208,408	[a]	10,928,916
NVIDIA		104,465		24,747,758
Texas Instruments		136,680		15,068,970
				77,742,244
Systems Software - 10.2%
Microsoft		339,782		33,505,903
Oracle		344,695		15,187,262
ServiceNow		66,041	[a]	11,390,091
				60,083,256
Technology Hardware Storage & Peripherals - 5.2%
Apple		164,541		30,458,185
Total Common Stocks (cost $354,022,664)				567,403,198
	7-Day Yield (%)
Other Investment - 3.4%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $19,802,642)	1.83	19,802,642	[c]	19,802,642

Investment of Cash Collateral for Securities Loaned - 4.3%
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $25,331,473)	1.85	25,331,473	[c]	25,331,473
Total Investments (cost $399,156,779)		103.9%		612,537,313
Liabilities, Less Cash and Receivables		(3.9%)		(22,970,633)
Net Assets		100.0%		589,566,680

ADR—American Depository Receipt

aNon-income producing security.

bSecurity, or portion thereof, on loan. At June 30, 2018, the value of the fund’s securities on loan was $59,309,518 and the value of the collateral held by the fund was $74,931,948, consisting of cash collateral of $25,331,473 and U.S. Government & Agency securities valued at $49,600,475.

cInvestment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Application Software	13.6
Internet Software & Services	13.6
Semiconductors	13.2
Internet & Direct Marketing Retail	12.1
Systems Software	10.2
Money Market Investments	7.7
Data Processing & Outsourced Services	7.3
Communications Equipment	6.7
Technology Hardware Storage & Peripherals	5.2
Home Entertainment Software	3.6
Integrated Telecommunication Services	3.1
Semiconductor Equipment	2.9
Automobile Manufacturers	2.1
Electronic Components	1.3
Healthcare-Products	1.3
103.9

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 12/31/17($)	Purchases($)	Sales($)	Value 6/30/18($)	Net Assets(%)	Dividends/ Distributions($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	9,767,983	69,111,828	59,077,169	19,802,642	3.4	100,316
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	17,229,167	110,693,745	102,591,439	25,331,473	4.3	-
Total	26,997,150	179,805,573	161,668,608	45,134,115	7.7	100,316

See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $59,309,518)—Note 1(b):
Unaffiliated issuers	354,022,664	567,403,198
Affiliated issuers	45,134,115	45,134,115
Cash		2,813,001
Dividends and securities lending income receivable		65,390
Prepaid expenses		4,021
		615,419,725
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		471,063
Liability for securities on loan—Note 1(b)		25,331,473
Payable for shares of Beneficial Interest redeemed		16,383
Accrued expenses		34,126
		25,853,045
Net Assets ($)		589,566,680
Composition of Net Assets ($):
Paid-in capital		355,081,239
Accumulated investment (loss)—net		(202,345)
Accumulated net realized gain (loss) on investments		21,307,252
Accumulated net unrealized appreciation (depreciation) on investments		213,380,534
Net Assets ($)		589,566,680

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	141,047,500	448,519,180
Shares Outstanding	5,442,822	18,293,709
Net Asset Value Per Share ($)	25.91	24.52

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	2,275,610
Affiliated issuers	100,316
Income from securities lending—Note 1(b)	112,630
Total Income	2,488,556
Expenses:
Management fee—Note 3(a)	2,069,684
Distribution fees—Note 3(b)	521,310
Professional fees	49,575
Prospectus and shareholders’ reports	13,039
Trustees’ fees and expenses—Note 3(c)	8,805
Loan commitment fees—Note 2	6,388
Custodian fees—Note 3(b)	3,038
Shareholder servicing costs—Note 3(b)	450
Miscellaneous	18,669
Total Expenses	2,690,958
Less—reduction in fees due to earnings credits—Note 3(b)	(57)
Net Expenses	2,690,901
Investment (Loss)—Net	(202,345)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	21,333,567
Net unrealized appreciation (depreciation) on investments	45,819,706
Net Realized and Unrealized Gain (Loss) on Investments	67,153,273
Net Increase in Net Assets Resulting from Operations	66,950,928

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations ($):
Investment (loss)—net	(202,345)	(951,137)
Net realized gain (loss) on investments	21,333,567	30,839,567
Net unrealized appreciation (depreciation) on investments	45,819,706	107,857,056
Net Increase (Decrease) in Net Assets Resulting from Operations	66,950,928	137,745,486
Distributions to Shareholders from ($):
Net realized gain on investments:
Initial Shares	(6,797,939)	(4,962,679)
Service Shares	(22,491,966)	(14,008,431)
Total Distributions	(29,289,905)	(18,971,110)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	6,457,871	8,829,083
Service Shares	65,233,527	71,523,776
Distributions reinvested:
Initial Shares	6,797,939	4,962,679
Service Shares	22,491,966	14,008,431
Cost of shares redeemed:
Initial Shares	(4,876,769)	(10,261,805)
Service Shares	(32,099,263)	(32,979,833)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	64,005,271	56,082,331
Total Increase (Decrease) in Net Assets	101,666,294	174,856,707
Net Assets ($):
Beginning of Period	487,900,386	313,043,679
End of Period	589,566,680	487,900,386
Accumulated investment (loss)—net	(202,345)	-
Capital Share Transactions (Shares):
Initial Shares
Shares sold	248,527	414,443
Shares issued for distributions reinvested	263,180	261,607
Shares redeemed	(190,213)	(487,724)
Net Increase (Decrease) in Shares Outstanding	321,494	188,326
Service Shares
Shares sold	2,640,131	3,549,112
Shares issued for distributions reinvested	919,541	775,661
Shares redeemed	(1,318,794)	(1,645,634)
Net Increase (Decrease) in Shares Outstanding	2,240,878	2,679,139

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended June 30, 2018		Year Ended December 31,
Initial Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	23.95	17.69	17.78	18.65	18.38	13.84
Investment Operations:
Investment income (loss)—net[a]	.01	(.01)	.01	(.04)	(.01)	(.01)
Net realized and unrealized gain (loss) on investments	3.27	7.29	.77	1.12	1.26	4.55
Total from Investment Operations	3.28	7.28	.78	1.08	1.25	4.54
Distributions:
Dividends from net realized gain on investments	(1.32)	(1.02)	(.87)	(1.95)	(.98)	—
Net asset value, end of period	25.91	23.95	17.69	17.78	18.65	18.38
Total Return (%)	13.72[b]	42.64	4.72	6.16	6.82	32.80
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.79[c]	.82	.83	.83	.83	.85
Ratio of net expenses to average net assets	.79[c]	.82	.83	.83	.83	.85
Ratio of net investment income (loss) to average net assets	.12[c]	(.05)	.07	(.22)	(.05)	(.05)
Portfolio Turnover Rate	21.99[b]	42.07	64.26	70.33	72.20	68.73
Net Assets, end of period ($ x 1,000)	141,048	122,670	87,243	96,422	96,320	96,786

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended June 30, 2018		Year Ended December 31,
Service Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	22.75	16.88	17.06	18.01	17.82	13.45
Investment Operations:
Investment (loss)—net[a]	(.02)	(.06)	(.03)	(.08)	(.05)	(.04)
Net realized and unrealized gain (loss) on investments	3.11	6.95	.72	1.08	1.22	4.41
Total from Investment Operations	3.09	6.89	.69	1.00	1.17	4.37
Distributions:
Dividends from net realized gain on investments	(1.32)	(1.02)	(.87)	(1.95)	(.98)	—
Net asset value, end of period	24.52	22.75	16.88	17.06	18.01	17.82
Total Return (%)	13.60[b]	42.36	4.38	5.92	6.58	32.49
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.04[c]	1.07	1.08	1.08	1.08	1.10
Ratio of net expenses to average net assets	1.04[c]	1.07	1.08	1.08	1.08	1.10
Ratio of net investment (loss) to average net assets	(.13)[c]	(.30)	(.18)	(.47)	(.30)	(.30)
Portfolio Turnover Rate	21.99[b]	42.07	64.26	70.33	72.20	68.73
Net Assets, end of period ($ x 1,000)	448,519	365,231	225,801	217,006	187,957	184,493

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Technology Growth Portfolio (the “fund”) is a separate diversified series of Dreyfus Investment Portfolios (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

16

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	524,678,957	-	-	524,678,957
Equity Securities - Foreign Common Stocks†	42,724,241	-	-	42,724,241

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Registered Investment Companies	45,134,115	-	-	45,134,115

† See Statement of Investments for additional detailed categorizations.

At December 31, 2017, $19,589,010 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2018, The Bank of New York Mellon earned $22,345 from lending portfolio securities, pursuant to the securities lending agreement.

18

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2017 was as follows: long-term capital gains $18,971,110. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended June 30, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2018, Service shares were charged $521,310 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2018, the fund was charged $270 for transfer agency services and $39 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $39.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2018, the fund was charged $3,038 pursuant to the custody agreement. These fees were partially offset by earnings credits of $18.

20

During the period ended June 30, 2018, the fund was charged $6,320 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $366,196, Distribution Plan fees $92,385, custodian fees $6,012, Chief Compliance Officer fees $6,320 and transfer agency fees $150.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2018, amounted to $139,977,242 and $117,638,839, respectively.

At June 30, 2018, accumulated net unrealized appreciation on investments was $213,380,534, consisting of $219,221,985 gross unrealized appreciation and $5,841,451 gross unrealized depreciation.

At June 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

21

For More Information

Dreyfus Investment Portfolios, Technology Growth Portfolio

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-258-4260 or 1-800-258-4261

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0175SA0618

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 8, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 8, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)